As filed with the Securities and Exchange
              Commission on January 26, 2001

                                          File Nos. 33-74230
                                                   811-08294

            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.
              Post-Effective Amendment No. 11              X
                          and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT
                   COMPANY ACT OF 1940

                   Amendment No. 12                        X

                   AFD EXCHANGE RESERVES
    (Exact Name of Registrant as Specified in Charter)
 1345 Avenue of the Americas, New York, New York    10105
   (Address of Principal Executive Office)    (Zip Code)

Registrant's Telephone Number, including Area Code:
                      (800) 221-5672

                   EDMUND P. BERGAN, JR.
             Alliance Capital Management L.P.
                1345 Avenue of the Americas
                 New York, New York 10105
          (Name and address of agent for service)

               Copies of communications to:
                    Thomas G. MacDonald
                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10004

It is proposed that this filing will become effective (Check appropriate line)
____immediately upon filing pursuant to paragraph (b)
_X__on February 1, 2001 pursuant to paragraph (b)
____60 days after filing pursuant to paragraph (a)(1)
____on (date) pursuant to paragraph (a)(1)
____75 days after filing pursuant to paragraph (a)(2)
____on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             AFD EXCHANGE RESERVES
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                February 1, 2001

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                          Alliance Capital[LOGO]

AFD Exchange Reserves' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.




RISK/RETURN SUMMARY


The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.





 TABLE OF CONTENTS
--------------------
                                        Page
RISK/RETURN SUMMARY .................     2
Performance and Bar Chart Information     3
FEES AND EXPENSES OF THE FUND .......     4
OTHER INFORMATION ABOUT THE FUND'S
OBJECTIVE, STRATEGIES AND RISKS .....     5
Investment Objective and Strategies .     5
Risk Considerations .................     5
MANAGEMENT OF THE FUND ..............     6
PURCHASE AND SALE OF SHARES .........     6
General .............................     6
How The Fund Values Its Shares ......     6
How To Buy Shares ...................     6
How To Exchange Shares ..............     6
How To Sell Shares ..................     7
DIVIDENDS, DISTRIBUTIONS AND TAXES ..     7
DISTRIBUTION ARRANGEMENTS ...........     7
GENERAL INFORMATION .................     9
FINANCIAL HIGHLIGHTS ................    10

                             AFD EXCHANGE RESERVES
--------------------------------------------------------------------------------

OBJECTIVE:
The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGY:
The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests in a portfolio of high-quality, U.S. dollar-denominated money market securities.

PRINCIPAL RISKS:
The principal risks of investing in the Fund are:

 o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of the Fund's investments in debt securities.
 o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Fund's investments will have its credit ratings downgraded.

ANOTHER IMPORTANT THING FOR YOU TO NOTE:
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE AND BAR CHART INFORMATION
The table shows the Fund's average annual total returns and the bar chart shows the Fund's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in the Fund by showing:

o the Fund's average annual returns for one and five years and the life of the Fund; and

o changes in the Fund's performance from year to year over the life of the Fund

The Fund's past performance does not necessarily indicate how it will perform in the future.

PERFORMANCE TABLE
-------------------------------

                         1 Year       5 Year      Since Inception*
-------------------------------------------------------------------
Class A                   5.50%        4.55%      4.41%
-------------------------------------------------------------------
Class B                   4.97%        4.03%      3.89%
-------------------------------------------------------------------
Class C                   5.24%        4.29%      4.15%
-------------------------------------------------------------------

You may obtain the most current seven-day yield information of the Fund by calling 1-800-221-9513 or your financial intermediary.

*  Inception date: 3/25/94

BAR CHART
-------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      N/A      4.79%     4.12%     4.32%     4.57%     4.27%     5.50%
     -----     -----     -----     -----     -----     -----     -----
       94        95        96        97        98        99        00


During the period shown in the bar chart, the highest return for a quarter was 1.42% (quarter ending December 31, 2000) and the lowest return for a quarter was 0.98% (quarter ending June 30, 1999).

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                                  Class A Shares   Class B Shares    Class C Shares
                                                                                  --------------   --------------    --------------
Maximum Deferred Sales Charge (Load) (as a percentage of original                 None             4.0% *            1.0%**
purchase price or redemption proceeds, whichever is lower)

* For Class B Shares purchased with cash. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 4th year. If purchased by exchange from another Alliance Mutual Fund, the Deferred Sales Charge is the one charged by that Fund. In addition, Class B shares purchased with cash automatically convert to Class A shares after 8 years. If purchased by exchange, the conversion schedule is the same as the originally purchased Alliance Mutual Fund shares. Currently, the longest conversion period is 8 years.

** For Class C Shares, the CDSC is 0% after the 1st year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) and Examples
The examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                      Operating Expenses                                                            Examples
-------------------------------------------------------------------------    -----------------------------------------------------
                               Class A     Class B     Class C                 Class A    Class B+  Class B++  Class C+  Class C++
                               -------     -------     -------                 -------    --------  ---------  --------  ---------
Management Fees                   .25%        .25%        .25%   1 year      $     101 $    553  $     153  $       226   $    126
Distribution (12b-1) Fees         .50%       1.00%        .75%   3 years     $     315 $    674  $     474  $       393   $    393
Other Expenses                    .24%        .25%        .24%   5 years     $     547 $    818  $     818  $       681   $    681
                                  ---         ---         ---
                                                                 10 years    $   1,213 $  1,653* $   1,653* $     1,500   $  1,500
Total   Fund

   Operating Expenses             .99%       1.50%       1.24%
                                 ====        ====        ====


 + Assumes redemption at the end of the period.
++ Assumes no redemption at the end of the period.
 * Assumes longest conversion schedule of 8 years.

--------------------------------------------------------------------------------
       OTHER INFORMATION ABOUT THE FUND'S OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------


This section of the prospectus provides a more complete description of the investment objective and principal strategies and risks of the Fund.

Please note:

o Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

o There can be no assurance that the Fund will achieve its investment objective.

o Except as noted, the Fund's investment strategies are not fundamental and thus can be changed without a shareholder vote.

INVESTMENT OBJECTIVE AND STRATEGIES
The Fund's investment objective, which is fundamental, is maximum current income to the extent consistent with safety of principal and liquidity.

As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under that Rule, the Fund's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

The Fund may invest in:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

o high-quality commercial paper (or, if not rated, commercial paper determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

o    adjustable rate obligations;

o    asset-backed securities;

o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

o    repurchase agreements that are fully collateralized.

The Fund may invest up to 25% of its total assets in money market instruments issued by foreign branches of foreign banks. To the extent the Fund makes such investments, consideration will be given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations, and the lack of uniform accounting and financial reporting standards.

The Fund limits its investment in illiquid securities to 10% of its net assets. Illiquid securities include restricted securities, except restricted securities determined by Alliance to be liquid in accordance with procedures adopted by the Trustees of the Fund.

As a matter of fundamental policy, the Fund may not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

RISK CONSIDERATIONS
The Fund's principal risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund invests in highly-rated securities to minimize credit risk.

Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Fund may be unable to sell the security due to legal or contractual restrictions on resale.

The Fund's investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect the Fund's investments.

The Fund also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Fund's adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of October 2, 2000 totaling more than $474 billion (of which more than $187 billion represented assets of investment companies). As of October 2, 2000 Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 38 of the nation's FORTUNE 100 companies), for public employee retirement funds in 35 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by Alliance, comprising 134 separate investment portfolios, currently have approximately 6.3 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund paid Alliance .25% of average daily net assets during the fiscal year ended September 30, 2000.

The Fund's SAI has more detailed information about Alliance and other Fund service providers.

--------------------------------------------------------------------------------
                               PURCHASE AND SALE
                                    OF SHARES
--------------------------------------------------------------------------------

GENERAL
You may purchase the Fund's shares for cash and subsequently exchange them for shares of the same class of other Alliance Mutual Funds. Under the Alliance Dollar Cost Averaging Program, exchanges may be made automatically each month, thus producing a dollar cost averaging effect. Exchanges also may be made at other times of an investor's choosing. The Fund's shares should be purchased for cash only as a temporary investment pending exchange into another Alliance Mutual Fund and should not be held as a long-term investment. You also may purchase the Fund's shares through exchange if you hold shares of other Alliance Mutual Funds.

HOW THE FUND VALUES ITS SHARES
The Fund's net asset value, or NAV, which is the price at which shares of the Fund are sold and redeemed, is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is calculated at 4:00 p.m., Eastern time, each day the New York Stock Exchange (NYSE) is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Your purchase of Fund shares may be subject to an initial sales charge. Sales of Fund shares may be subject to a contingent deferred sales charge or CDSC. See the Distribution Arrangements section of this prospectus for details.

HOW TO BUY SHARES
You may purchase the Fund's shares through broker-dealers, banks, or other financial intermediaries. You may purchase shares directly from the Fund's principal underwriter, Alliance Fund Distributors, Inc., or AFD, only if you have a financial intermediary of record.

     Minimum investment amounts are:

     o Initial:                               $250
     o Subsequent:                            $ 50
     o Automatic Investment Program:          $ 25

If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application. Call 800-221-5672 to arrange a transfer from your bank account.

The Fund may refuse any order to purchase shares. In particular, the Fund reserves the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other Alliance Mutual Funds. Exchanges of Class A shares are made at the next determined NAV less the amount of any applicable initial sales charge, which is described in the prospectus for the other Alliance Mutual Fund. Exchanges of Class B and C shares are made at the next determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m.,

Eastern time, to receive that day's NAV. The Fund may change, suspend, or terminate the exchange service on 60 days' written notice.

Your exchange of Class A shares may be eligible for a reduced sales charge under certain circumstances. Under the Alliance Mutual Funds' Right of Accumulation, exchanges of Class A shares made under the Alliance Dollar Cost Averaging Program or otherwise have an initial sales charge based on your total Alliance Mutual Fund holdings, including your Fund shares. Consult with your financial representative or Alliance to find out if you are eligible for a reduced sales charge.

HOW TO SELL SHARES
You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the NYSE is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

o    Selling Shares Through Your Broker

          Your broker must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC. Your broker is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o    Selling Shares Directly to the Fund

By Mail:

     - Send a signed letter of instruction or stock power, along with certificates, to:

                             Alliance Fund Services
                                 P.O. Box 1520
                             Secaucus, NJ 07906-1520
                                  800-221-5672

     - For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AFS.

By Telephone:

     - You may redeem your shares for which no stock certificates have been issued by telephone request. Call AFS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

     - A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

     - If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds may be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

     - Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

     - Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


The Fund's net income is calculated at 4:00 p.m., Eastern time, each day the NYSE is open for business, and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Fund expects that its distributions will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. For federal income tax purposes, the Fund's dividend distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Fund's distributions also may be subject to certain state and local taxes.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all of its distributions for the year.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


Share Classes. The Fund offers three classes of shares through this prospectus.

Class A Shares--Initial Sales Charge Alternative Class A shares offer investors the choice of investing pending an investment by exchange into Class A shares of another Alliance Mutual Fund. You can purchase Class A shares for cash at NAV without an initial sales charge. Your investment will be subject to sales charge upon exchange of your Class A shares for the Class A shares of other Alliance Mutual Funds with sales charges.

You may also purchase Class A shares without a sales charge by exchange from Class A shares of another Alliance Mutual Fund.

Purchases of Class A shares in the amount of $1,000,000 or more will be subject to a 1% CDSC if you redeem your shares within 1 year. The 1% CDSC also will apply to any Class A shares purchased by exchange for Class A shares of another Alliance Mutual Fund that did not have an initial sales charge because the purchase was for $1,000,000 or more. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the Fund's Class A shares. There is no maximum investment limit on cash purchases of Class A shares.

Class B Shares--Deferred Sales Charge Alternative Class B shares offer investors the choice of investing pending an investment by exchange into Class B shares of another Alliance Mutual Fund. You can purchase Class B shares for cash at NAV without an initial sales charge. Your investment will be subject to a CDSC if you redeem shares within 4 years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

Years Since Purchase                       CDSC
--------------------                       ----
First                                      4.0%
Second                                     3.0%
Third                                      2.0%
Fourth                                     1.0%
Fifth                                      None

The Fund's Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you exchange your Class B shares for the Class B shares of another Alliance Mutual Fund, the conversion period runs from the date of your original purchase. If you purchase the Fund's Class B shares by exchange from another Alliance Mutual Fund, your shares will convert to Class A shares 8 years after the date of the original purchase, not the date of exchange for the Fund's Class B shares.

The maximum cash purchase of Class B shares is $ 250,000.

Class C Shares--Asset-Based Sales Charge
Alternative
Class C shares offer investors the choice of investing in a money market fund pending an investment by exchange into Class C shares of another Alliance Mutual Fund. You can purchase Class C shares for cash at NAV without an initial sales charge. Your investment will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Alliance Mutual Fund, the 1% CDSC also will apply to these Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the Fund's Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

The maximum cash purchase of Class C shares is $ 1,000,000.

Asset-Based Sales Charge Or Rule 12b-1 Fees. The Fund has adopted a plan under SEC Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                           Rule 12b-1 Fee
                                           (as a percent of
                                         aggregate average
                                          daily net assets)
                                          -----------------
Class A Shares                                  .50%
Class B Shares                                 1.00%
Class C Shares                                  .75%

Because these fees are paid out of the Fund' s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Choosing A Class Of Shares. The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment and whether you intend to subsequently exchange your shares for shares of another Alliance Mutual Fund. If you are making a large cash purchase, thus qualifying for a reduced sales charge on a subsequent exchange, you might consider purchasing Class A shares. If you are making a smaller cash purchase, you might consider purchasing Class B shares because no subsequent sales charge will be assessed on subsequent exchanges of those shares. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares.

You should consult your financial agent to assist in choosing a class of Fund shares.

Application Of The CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Fund may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bimonthly, or quarterly systematic withdrawal plan. See the Fund's Statement of Additional Information for further information about CDSC waivers.

Other. A transaction, service, administrative, or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through such financial representative. Such financial intermediaries also may impose requirements with respect to the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------


Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672. Some services are described in the attached Subscription Application. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder manual call 800-227-4618.

Employee Benefit Plans. Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may have requirements as to the purchase, sale, or exchange of shares, including maximum and minimum initial investment requirements that are different from those described in this prospectus. Employee Benefit Plans also may not offer all classes of shares of the Fund. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Fund, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this prospectus. In addition, the Class A, Class B and Class C CDSC may be waived for investments made through Employee Benefit Plans.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial information for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, for each of the years in the two year period ended September 30, 2000 and by other auditors for each of the years in the three year period ended September 30, 1998. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, appears in the Fund's Annual Report, which is available upon request.

                                                                                           Class A
                                                             ---------------------------------------------------------------------
                                                                                          Year Ended
                                                                                          September 30,
                                                             ---------------------------------------------------------------------
                                                              2000            1999            1998            1997           1996
                                                             ------          ------          ------          ------         ------
Net asset value, beginning of period ................         $1.00           $1.00           $1.00           $1.00          $1.00
                                                             ------          ------          ------          ------         ------
Income From Investment Operations
Net investment income ...............................         .0511           .0408           .0454           .0411          .0416
                                                             ------          ------          ------          ------         ------
Less: Dividends
Dividends from net investment income ................        (.0511)         (.0408)         (.0454)         (.0411)        (.0416)
                                                             ------          ------          ------          ------         ------
Net asset value, end of period ......................         $1.00           $1.00           $1.00           $1.00          $1.00
                                                             ======          ======          ======          ======         ======
Total Return
Total investment return based on net asset value(a) .          5.24%           4.16%           4.64%           4.19%          4.24%

Ratios/Supplemental Data
Net Assets, end of year (in  millions) ..............          $680            $290            $168             $41            $41
Ratio of expenses to average net assets .............           .99%            .99%           1.06%           1.38%          1.29%
Ratio  of net investment income to average net assets          5.14%           4.06%           4.56%           4.10%          4.15%

-------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the year. Contingent deferred sales charge is not reflected in the calculation of total investment return.


                                                                                    Class B
                                           ------------------------------------------------------------------------------------
                                                                                   Year Ended
                                                                                  September 30,
                                           ------------------------------------------------------------------------------------
                                             2000              1999                   1998                1997           1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......  $ 1.00            $ 1.00                $ 1.00              $ 1.00         $ 1.00
                                           --------          --------              --------            --------       --------
Income From Investment Operations
Net investment income.....................   .0461            .0357                  .0404               .0361          .0366
                                           --------          --------              --------            --------       --------
Less: Dividends
Dividends from net investment income......  (.0461)          (.0357)                (.0404)             (.0361)        (.0366)

Net asset value, end of period............  $ 1.00           $ 1.00                 $ 1.00              $ 1.00         $ 1.00
                                           ========         ========               ========            ========       ========
Total Return
Total investment return based
 on net asset value(a)....................    4.72%            3.64%                  4.13%               3.67%          3.72%

Ratios/Supplemental Data
Net Assets, end of year (in millions).....    $169             $267                   $152                $74             $65

Ratio of expenses to average net assets...    1.50%            1.50%                  1.58%              1.88%            1.79%
Ratio of net investment income to
 average net assets.......................    4.54%            3.57%                  4.05%              3.61%            3.67%




                                                                                    Class C
                                           ------------------------------------------------------------------------------------
                                                                                   Year Ended
                                                                                  September 30,
                                           ------------------------------------------------------------------------------------
                                             2000              1999                   1998                1997           1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....  $ 1.00            $ 1.00                 $ 1.00               $ 1.00         $ 1.00
                                           --------          --------              --------            --------       --------
Income From Investment Operations
Net investment income....................   .0486             .0383                 .0430                .0386          .0390
                                           --------          --------              --------            --------       --------
Less: Dividends
Dividends from net investment income.....  (.0486)           (.0383)               (.0430)              (.0386)       (.0390)
                                           --------          --------              --------            --------       --------
Net asset value, end of period...........  $ 1.00            $ 1.00                $ 1.00               $ 1.00        $ 1.00
                                           ========          ========              ========            ========       ========
Total Return
Total investment return based
 on net asset value(a)...................    4.98%             3.90%                 4.39%                3.93%         3.98%

Ratios/Supplemental Data
Net Assets, end of year (in millions)....    $129              $128                  $125                  $24           $13

Ratio of expenses to average
 net assets..............................    1.24%             1.24%                 1.29%                1.61%         1.55%
Ratio of net investment income to
 average net assets......................    4.85%             3.86%                 4.34%                3.90%         3.89%

------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

For more information about the Fund, the following documents are available upon request:

    o Annual/Semi-Annual Reports To Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

    o Statement Of Additional Information (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:       c/o Alliance Fund Services, Inc.
               P.O. Box 1520, Secaucus, N.J. 07096-1520

By Phone:      For Information: (800) 221-5672
               For Literature: (800) 227-4618

Or you may view or obtain these documents from the Securities and Exchange
Commission:

     o Call the Commisssion at 1-202-942-8090 for information on the operation of the Public Reference Room.

     o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

     o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102

You may also find more information about Alliance and the Fund on the Internet at: www.Alliancecapital.com


SEC File No: 811-08294

Investment Products Offered Are
------------------------------------------------------------
*Not FDIC Insured    *May Lose Value    *Not Bank Guaranteed
------------------------------------------------------------

================================================================================
                             AFD Exchange Reserves
                            Subscription Application
================================================================================

To Open Your New Alliance Account...
Please complete the application and mail it to:
         Alliance Fund Services, Inc.
         P.O. Box 1520
         Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:
         Alliance Fund Services, Inc.
         500 Plaza Drive
         Secaucus, New Jersey  07094

Section 1 Your Account Registration
(Required)
Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     o    Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
          Minor:
          o Indicate your name(s) exactly as it appears on your social security card.

     o    Transfer on Death:
          o    Ensure that your state participates

     o    Trust/Other:
          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2   Your Address (Required)
Complete in full.
     o    Non-Resident Alien:
          o    Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required) (1) Write the three digit fund class number in the column titled `Indicate three digit fund class number located below'.
(2) Write the dollar amount of your initial purchase in the column titled `Indicate Dollar Amount'.
(3) Check off a distribution option for your dividends.
(4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

Section 4  Your Shareholder Options
(Complete only those options you want)
A. Automatic Investment Plans (AIP) - You can make periodic investments into the Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into the Fund. Second, you can direct your distributions (dividends and capital gains) from the Fund into another Alliance Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of the Fund for shares of another Alliance Fund (ADCAP). To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from your fund account. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

Section 5 Shareholder Authorization (Required) All owners must sign.If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not
Hesitate To Call Us At:  (800) 221-5672.

Or visit our website at www.alliancecapital.com

                  ============================================
                      For Literature Call: (800) 227-4618
                  ============================================

AFD Exchange Reserves Subscription Application

   ================================================================================================
   1. Your Account Registration  (Please Print in Capital Letters and Check Boxes Where Applicable)
   ================================================================================================
        Individual Account    {  [ ] Male   [ ] Female  } - or -       Joint Account    - or -

        Transfer On Death     {  [ ] Male   [ ] Female  } - or -       Gift/Transfer to a Minor


Owner or Custodian (First Name)                             (MI)                          (Last Name)

(First Name) Joint Owner*, Transfer On Death Beneficiary or Minor                    (MI)                     (Last Name)

                    -             -                                                      If Uniform Gift/Transfer to
Social Security Number of Owner or Minor (required to open account)                      Minor Account:

If Joint Tenants Account:  * The Account will be registered "Joint Tenants
with right of Survivorship" unless you indicate otherwise below:                               [ ] [ ] Minor's State of
                                                                                                       Residence

       [ ] In  Common      [ ] By Entirety    [ ] Community Property

       [ ] Trust   - or -  [ ] Corporation   - or -    [ ] Other_________________________________________________________________


       Name of Trustee if applicable (First Name)            (MI)                    (Last Name)

       Name of Trust or Corporation or Other Entity

       Name of Trust or Corporation or Other Entity continued


       Trust Dated (MM,DD,YYYY)                                      Tax ID Number (required to open account)
                                                                     [ ] Employer ID Number  - OR -           [ ] Social Security
                                                                                                                  Number

   ================================================================================================
   2. Your Address
   ================================================================================================


       Street Number                            Street Name

       City                                                                     State            Zip code
                                                                             -                     -

       If Non-U.S., Specify Country                       Daytime Phone Number

       [ ] U.S. Citizen      [ ] Resident Alien     [ ] Non-Resident Alien

                                                          Alliance Capital[LOGO]

================================================================================
3. Your Initial Investment
================================================================================
The minimum investment is $250.
The maximum investment in Class B is $250,000; Class C is $1,000,000.

I hereby subscribe for shares of AFD Exchange Reserves and elect distribution options as indicated.


Broker/Dealer Use Only: Wire Confirm #

Dividend and Capital Gain Distribution Options:

R    Reinvest distributions into my fund account.
-    ----------------------
C    Send my distributions in cash to the address I have provided in Section 2.
-    -----------------------------
     (Complete Section 4D for direct deposit to your bank account. Complete
     Section 4E for payment to a third party).

D    Direct my distributions to another Alliance fund. Complete the appropriate
-    ------------------------------------------------
     portion of Section 4A to direct your distributions (dividends and capital gains) to another Alliance Fund (the $250 minimum investment requirement applies to Funds into which distributions are directed).


Make all checks* payable to: AFD Exchange Reserves
                             ---------------------

        Indicate three digit     Indicate Dollar       Distributions Options
     Fund Class number located       Amount              * Check One*
              below                                  Dividends   Capital Gains
                                                     R   C   D   R     C     D






    Total Investment
* Cash and money orders are not accepted

================================================================================
Fund Class Names and Numbers
================================================================================
                                          Contingent
                                        Deferred Sales    Asset-Based
                                           Charge         Sales Charge
                             A                B                C

AFD Exchange Reserves       136              236              336


AFD Exchange Reserves may be used to meet the needs of an investor who wishes to establish a dollar cost averaging program into like classes of other Alliance Funds. See "Your Shareholder Options, Section 4A".

Class A shares will not be subject to any initial sales charge at the time of purchase. However, Class A shares exchanged into Class A shares of another Alliance Fund will be subject to applicable sales charges at the time of the exchange.

================================================================================
4. Your Shareholder Options
================================================================================

A. Automatic Investment Plans (AIP)

     Withdraw From My Bank Account Via EFT*
     I authorize Alliance to draw on my bank account for investment in my Fund account as indicated below (Complete Section 4D also for the bank account you wish to use).

                                                              } Frequency:
                                                              } M = monthly
                                                              } -
                                         ,         .00        } Q = quarterly
                                                              } -
     Fund Class   Beginning Date    Amount       Frequency    } A = annually
       Number         (MM,DD)     ($25 minimum)               } -


     *Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)
     Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

     FROM:
     -----
                                                                   -

             Fund Class Number             Account Number

     TO:
     --
                                                                   -

             Fund Number                   Account Number (If existing)

     Alliance Dollar Cost Averaging Program (ADCAP). Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges from my Fund account, within the same class of shares, to my Alliance Fund accounts as listed below.

     TO:
     --
                                                                   -

             Fund Number                   Account Number (If existing)


                    ,                           .00

             Amount ($25 minimum)          Day of Exchange**

     TO:
     --
                                                                   -

             Fund Number                   Account Number (If existing)


                    ,                           .00

             Amount ($25 minimum)          Day of Exchange**

================================================================================
     Exchanges of Class A shares are made at the net asset value next determined plus any applicable initial sales charge imposed on the Class A shares of the other Alliance Funds. Exchanges of Class B and Class C shares are made at the net asset values next determined, without sales or service charges. When redemption occurs, the CDSC applicable to the original shares is applied.
     Certificates must remain unissued.
     ** If the date selected for the exchange is not a Fund business day the transaction will be processed on the next Fund business day.
================================================================================

B. Purchases and Redemptions Via EFT

     You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

     Instructions:     > Review the information in the Prospectus about
                         telephone transaction services.
                       > If you select the telephone purchase or redemption
                         privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

================================================================================
4. Your Shareholder Options (CONTINUED)
================================================================================

B. Purchases and Redemptions Via EFT (CONTINUED)

     Purchases and Redemptions via EFT I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

     For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.

C. Systematic Withdrawal Plans (SWP)
 In order to establish a SWP, you must reinvest all dividends and capital gains.

      I authorize Alliance to transact periodic redemptions from my Fund account and send the proceeds to me as indicated below.

                                                              } Frequency:
                                                              } M = monthly
                                                              } -
                                         ,         .00        } Q = quarterly
                                                              } -
      Fund Class   Beginning Date    Amount       Frequency   } A = annually
        Number         (MM,DD)     ($25 minimum)              } -


   Please send my SWP proceeds to:

     My Address of Record (via check)                        My checking account-via EFT (complete section 4D)
                                                             Your bank must be a member of the National
                                                             Automated Clearing House Association (NACHA) in
     The Payee and address specified in section 4E (via      order for you to receive SWP proceeds directly into
     check)(Medallion Signature Guarantee required)          your bank account. Otherwise payment will be made
                                                             by check

D. Bank Information  This bank account will be used for:

      Distributions (Section 3)              Telephone Transactions (Section 4B)

      Automatic Investments (Section 4A)     Withdrawals (Section 4C)
-----------------------------------------------------------------------
                                                                    103
J. Smith
123 Main Street
ANYTOWN, USA  12345                                  ____________19____

Pay to the
Order of ___________________________________________$__________________


Please Tape a Pre-printed Voided Check Here*
_______________________________________________________________ DOLLARS

YOUR BANK
123 STREET
ANYTOWN, USA  12345
                                         VOID
NOTE  ____________________________      _______________________________

 : 0 0 0 0 0 0 0 0 0 : 1 0 3   0 0 0 0 0 0 0 0 0 : 7 6 5
-----------------------------------------------------------------------
     ABA Routing       Check   Bank Account Number
      Number           Number


* The above services cannot be established without a pre-printed voided check.

For EFT transactions, the Fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance Fund, all parties must sign in Section 5.


Your Bank's ABA Routing Number                Your Bank Account Number

      Checking Account         Savings Account

================================================================================
4. Your Shareholder Options (CONTINUED)
================================================================================

E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

      Distributions (section 3)        Systematic Withdrawals (section 4C)

Name (First Name)               (MI)        (Last Name)

Street Number             Street Name

City                                       State       Zip code

================================================================================
    Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
================================================================================
We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

Dealer/Agent Firm                             Authorized Signature


Representative First Name            MI       Last Name


Dealer/Agent Firm Number                      Representative Number


Branch Number                                 Branch Telephone Number


Branch Office Address


City                                          State               Zip Code

================================================================================
5. Shareholder Authorization -- This section MUST be completed
                                             ----
================================================================================

Telephone Exchanges and Redemptions by Check

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

  [ ] I do not elect the telephone exchange service
  [ ] I do not elect the telephone redemption by check service

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time.I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-resident aliens only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2. I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

I certify under penalties of perjury that: (1) the number shown in Section 1 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a U.S. resident alien). (Cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.)

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature                                                     Date

Signature                                                     Date

 Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

                                                          Alliance Capital[LOGO]

AFDPRO201                                                AFD Exchange Prospectus

================================================================================
                      Signature Card AFD Exchange Reserves
================================================================================
[LOGO OF Alliance Capital]

Medallion Signature Guarantee (see reverse)




--------------------------------------------------------------------------------

Class A or Class C FUND ACCOUNT # (IF KNOWN):


 ................................................................................
ACCOUNT NAME(S) AS REGISTERED:

 ................................................................................
 ................................................................................
SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER:

 ................................................................................
AUTHORIZED SIGNATURE(S) -- for joint accounts, all owners, or their legal representatives, must sign this card.

1. .............................................................................

2. .............................................................................

3. .............................................................................

Check one box: [] All above signatures are required on checks written against this account.
               [] Any one signature is acceptable on checks written against this account.
               [] A combination of signatures is required (specify number).

STATE STREET BANK AND TRUST COMPANY       Subject to conditions on reverse side.

================================================================================
            Signature Card AFD Exchange Reserves
================================================================================

The payment of funds is authorized by the signature(s) appearing on the reverse side.

If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated. If no indication is given, all checks will require all signatures. Each signatory guarantees the genuineness of the other signatures.

The Bank is hereby appointed agent by the person(s) signing this card (the "Depositor[s]") and, as agent, is authorized and directed to present checks drawn on this checking account to AFD Exchange Reserves ("AFDER") or its transfer agent as requests to redeem shares of AFDER registered in the name of the Depositor(s) in the amounts of such checks and to deposit the proceeds of such redemptions in this checking account. The Bank shall be liable only for its own negligence.

The Depositor(s) agrees to be subject to the rules and regulations of the Bank pertaining to this checking account as amended from time to time. The Bank and AFDER reserve the right to change, modify or terminate this checking account and authorization at any time.

Checks may not be for less than $500 or such other minimum amount as may from time to time be established by AFDER upon prior written notice to its shareholders. Shares purchased by check (including certified or cashier's check) will not be redeemed within 15 calendar days of such purchase by checkwriting or any other method of redemption.

                              AFD EXCHANGE RESERVES
--------------------------------------------------------------------------------

                                  ADVISOR CLASS

                                   PROSPECTUS

                                February 1, 2001

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                          Alliance Capital[LOGO]

AFD Exchange Reserves' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.

 TABLE OF CONTENTS
 -----------------
                                                                 Page

RISK/RETURN SUMMARY ......................................          2
Performance and Bar Chart Information ....................          3
FEES AND EXPENSES OF THE FUND ............................          4
OTHER INFORMATION ABOUT THE FUND'S
OBJECTIVE, STRATEGIES AND RISKS ..........................          5
Investment Objective and Strategies ......................          5
Risk  Considerations .....................................          5
MANAGEMENT OF THE FUND ...................................          6
PURCHASE AND SALE OF SHARES ..............................          6
General ..................................................          6
How The Fund Values Its Shares ...........................          6
How To Buy Shares ........................................          6
How To Exchange Shares ...................................          6
How To Sell Shares .......................................          7
DIVIDENDS, DISTRIBUTIONS AND TAXES .......................          7
CONVERSION FEATURE .......................................          8
GENERAL INFORMATION ......................................          8
FINANCIAL HIGHLIGHTS .....................................          9

AFD EXCHANGE RESERVES
--------------------------------------------------------------------------------

OBJECTIVE:
The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGY:
The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests in a portfolio of high-quality, U.S. dollar-denominated money market securities.

PRINCIPAL RISKS: The principal risks of investing in the Fund are:

     o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of the Fund's investments in debt securities.

     o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Fund's investments will have its credit ratings downgraded.

ANOTHER IMPORTANT THING FOR YOU TO NOTE:
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE AND BAR CHART INFORMATION

The table shows the Fund's average annual total returns and the bar chart shows the Fund's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in the Fund by showing:

     o the Fund's average annual returns for one year and the life of the Fund; and
     o changes in the Fund's performance from year to year over the life of the Fund.

The Fund's past performance does not necessarily indicate how it will perform in the future.

PERFORMANCE TABLE

                    1 Year         Since Inception *
-----------------------------------------------------
Advisor             6.03%          5.21%
-----------------------------------------------------

You may obtain the most current seven-day yield information of the Fund by calling 1-800-221-5672 or your financial intermediary.

*    Inception date: 1/30/97




                                   [BAR CHART]

                        97        98        99        00
                       ---      -----     -----     -----
                       N/A      5.10%     4.79%     6.03%

                                Calendar Year End

During the period shown in the bar chart, the highest return for a quarter was 1.55% (quarter ending December 31, 2000) and the lowest return for a quarter was 1.10% (quarter ending June 30, 1999).

--------------------------------------------------------------------------------
                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) and Example
The example is to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                      Operating Expenses                                         Example
      -------------------------------------------------           ---------------------------------------------
                                    Advisor Class Share                                     Advisor Class Share
                                    -------------------                                     -------------------
      Management Fees                     .25%                    1 Year                            $  48
      Distribution (12b-1) Fees          None                     3 Years                           $ 151
      Other Expenses                      .22%                    5 Years                           $ 263
                                         ----                     10 Years                          $ 591
      Total Fund Operating Expenses       .47%
                                         ====
      ---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             OTHER INFORMATION ABOUT
                             THE FUND'S OBJECTIVE ,
                              STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section of the prospectus provides a more complete description of the investment objective and principal strategies and risks of the Fund.

Please note:

o Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

o There can be no assurance that the Fund will achieve its investment objective.

o Except as noted, the Fund's investment strategies are not fundamental and thus can be changed without a shareholder vote.

INVESTMENT OBJECTIVE AND STRATEGIES The Fund's investment objective, which is fundamental, is maximum current income to the extent consistent with safety of principal and liquidity. As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under that Rule, the Fund's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

The Fund may invest in:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

o high-quality commercial paper (or, if not rated, commercial paper determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

o    adjustable rate obligations;

o    asset-backed securities;

o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

o    repurchase agreements that are fully collateralized.

The Fund may invest up to 25% of its total assets in money market instruments issued by foreign branches of foreign banks. To the extent the Fund makes such investments, consideration will be given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations, and the lack of uniform accounting and financial reporting standards.

The Fund limits its investment in illiquid securities to 10% of its net assets. Illiquid securities include restricted securities, except restricted securities determined by Alliance to be liquid in accordance with procedures adopted by the Trustees of the Fund.

As a matter of fundamental policy, the Fund may not invest 25% or more of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks.

RISK CONSIDERATIONS
The Fund's principal risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund invests in highly-rated securities to minimize credit risk.

Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Fund may be unable to sell the security due to legal or contractual restrictions on resale.

The Fund's investments in U.S. Dollar-denominated obligations (or credit and liquidity enhancements) of foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect the Fund's investments.

The Fund also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Fund's adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of October 2, 2000 totaling more than $474 billion (of which more than $187 billion represented assets of investment companies). As of October 2, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 38 of the nation's FORTUNE 100 companies), for public employee retirement funds in 35 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by Alliance, comprising 134 separate investment portfolios, currently have approximately 6.3 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund paid Alliance .25% of average daily net assets during the fiscal year ended September 30, 2000.

The Fund's SAI has more detailed information about Alliance and other Fund service providers.

--------------------------------------------------------------------------------
                          PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

GENERAL
You may purchase the Advisor Class shares for cash and subsequently exchange them for Advisor Class shares of other Alliance Mutual Funds. Under the Alliance Dollar Cost Averaging Program, exchanges may be made automatically each month, thus producing a dollar cost averaging effect. Exchanges also may be made at other times of an investor's choosing. Advisor Class shares should be purchased for cash only as a temporary investment pending exchange into Advisor Class shares of another Alliance Mutual Fund and should not be held as a long-term investment. You may also purchase Advisor Class shares through exchange if you hold shares of Advisor Class shares of other Alliance Mutual Funds.

HOW THE FUND VALUES ITS SHARES
The Fund's net asset value, or NAV, which is the price at which shares of the Fund are sold and redeemed, is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is calculated at 4:00 p.m., Eastern time, each day the New York Stock Exchange (NYSE) is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund.

HOW TO BUY SHARES
You may purchase Advisor Class shares through your financial representative at NAV. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. You may purchase and hold shares solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter, Alliance Fund Distributors, Inc., or AFD;

o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets;

o by "qualified State tuition programs" (within the meaning of section 529 of the Internal Revenue Code of 1986) approved by AFD;

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting, or other fee for their services and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares to be approved by AFD for investment in Advisor Class shares. The Fund's Statement of Additional Information has more detailed information about who may purchase and hold Advisor Class shares.

The Fund may refuse any order to purchase Advisor Class shares. In particular, the Fund reserves the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES
You may exchange your Advisor Class shares for shares of Advisor Class shares of other Alliance Mutual Funds. Exchanges of Advisor Class shares are made at the next determined NAV without any sales or service charge. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Fund may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES
You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the NYSE is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial representative.

o    Selling Shares Through Your Financial Representative

     Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o    Selling Shares Directly to the Fund

By Mail:

     - Send a signed letter of instruction or stock power, along with certificates, to:

                            Alliance Fund Services
                                 P.O. Box 1520
                            Secaucus, NJ 07906-1520
                                 800-221-5672

     - For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AFS.

By Telephone:

     - You may redeem your shares for which no stock certificates have been issued by telephone request. Call AFS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

     - A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

     - If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds may be sent directly to your bank. Otherwise the proceeds will be mailed to you.

     - Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

     - Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

OTHER
If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale, or exchange of Advisor Class shares of the Fund that are different from those described in this prospectus. A transaction, service, administrative, or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Advisor class shares made through such financial representative. Such financial intermediaries also may impose requirements with respect to the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES
--------------------------------------------------------------------------------

The Fund's net income is calculated at 4:00 p.m., Eastern time, each day the NYSE is open for business and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Fund expects that its distributions will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. For federal income tax purposes, the Fund's dividend distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Fund's distributions also may be subject to certain state and local taxes.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all of its distributions for the year.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------

CONVERSION
As described above, Advisor Class shares may be held solely through certain fee-based program accounts, employee benefit plans, qualified State tuition programs and registered investment advisory or financial intermediary relationships, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Fund. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or to be associated with an eligible investment advisory or financial intermediary or
(ii) is otherwise no longer eligible to purchase Advisor Class shares ("Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically, without notice, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee, or other charge.

DESCRIPTION OF CLASS A SHARES
The Class A shares have a distribution fee of .50% under the Fund's Rule 12b-1 plan that allows the Fund to pay distribution and service fees for the distribution and sale of its shares. Because this fee is paid out of the Fund's assets, Class A shares have a higher expense ratio and may pay lower dividends and have a lower NAV than Advisor Class shares.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672. Some services are described in the attached Subscription Application. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder manual call 800-227-4618.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial information for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, for each of the years in the two year period ended September 30, 2000 and by other auditors for each of the periods in the three year period ended September 30, 1998 and September 30, 1997. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, appears in the Fund's Annual Report, which is available upon request.

                                                                                          Advisor Class
                                                                  -----------------------------------------------------------
                                                                                                                   January 30,
                                                                                                                     1997(a)
                                                                          Year Ended September 30,                     to
                                                                  ------------------------------------------      September 30,
                                                                   2000             1999              1998             1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................           $1.00            $1.00             $1.00            $1.00
                                                                  ------           ------            ------           ------
Income from Investment Operations
Net investment income ..................................           .0561            .0458             .0505            .0254
                                                                  ------           ------            ------           ------
Less: Dividends
Dividends from net investment income ...................          (.0561)          (.0458)           (.0505)          (.0254)
                                                                  ------           ------            ------           ------
Net asset value, end of period .........................           $1.00            $1.00             $1.00            $1.00
                                                                  ======           ======            ======           ======
Total Return
Total investment return based on net asset value (b) ...            5.77%            4.68%             5.18%            3.14%(c)

Ratios/Supplemental Data
Net assets, end of period (in thousands) ...............          $1,787          $11,576            $3,240              $35
    Ratio of expenses to average net assets ............             .47%              49%              .55%             .88%(c)
    Ratio of net investment income to average net assets            5.53%            4.57%             5.08%            4.15%(c)

------------------------
(a)  Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
(c)  Annualized.

For more information about the Fund, the following documents are available upon request:

   o Annual/Semi-Annual Reports To Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

   o Statement Of Additional Information (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:          c/o Alliance Fund Services, Inc.
                  P.O. Box 1520, Secaucus, N.J. 07096-1520

By Phone:         For Information: (800) 221-5672
                  For Literature:  (800) 227-4618

Or you may view or obtain these documents from the Securities and Exchange
Commission:

     o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

     o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

     o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102

You may also find more information about Alliance and the Fund on the Internet at: www.Alliancecapital.com


SEC File No. 811-0829


  Investment Products Offered Are

  ----------------------------------------------------------
  * Not FDIC Insured * May Lose Value * Not Bank Guaranteed
  ----------------------------------------------------------

=============================
AFD Exchange Reserves
Subscription Application
- Advisor Class
=============================

To Open Your New Alliance Account...
Please complete the application and mail it to:
         Alliance Fund Services, Inc.
         P.O. Box 1520
         Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:
         Alliance Fund Services, Inc.
         500 Plaza Drive
         Secaucus, New Jersey 07094

Section 1 Your Account Registration
(Required)
Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     o    Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
          Minor:

          o Indicate your name(s) exactly as it appears on your social security card.

     o    Transfer on Death:
          o Ensure that your state participates

     o    Trust/Other:
          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2   Your Address (Required)
Complete in full.
     o    Non-Resident Alien:
          o    Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

(1) Write the dollar amount of your initial purchase in the column titled `Indicate Dollar Amount'.
(2)Check off a distribution option for your dividends.
(3) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

Section 4   Your Shareholder Options
(Complete only those options you want)
A. Automatic Investment Plans (AIP) - You can make periodic investments into the Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into the Fund. Second, you can direct your distributions (dividends and capital gains) from the Fund into another Alliance Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of the Fund for shares of another Alliance Fund (ADCAP). To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from your fund account. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

Section 5 Shareholder Authorization (Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At:
(800) 221-5672.

Or visit our website at www.alliancecapital.com

                     =======================================
                       For Literature Call: (800) 227-4618
                     =======================================

AFD Exchange Reserves Subscription Application
- Advisor Class

   ================================================================================================
   1. Your Account Registration  (Please Print in Capital Letters and Check Boxes Where Applicable)
   ================================================================================================
   [ ]  Individual Account    {  [ ] Male   [ ] Female  } - or -   [ ] Joint Account    - or -

   [ ]  Transfer On Death     {  [ ] Male   [ ] Female  } - or -   [ ] Gift/Transfer to a Minor


Owner or Custodian (First Name)                             (MI)                          (Last Name)

(First Name) Joint Owner*, Transfer On Death Beneficiary or Minor                    (MI)                     (Last Name)

                    -             -                                                       If Uniform Gift/Transfer to
       Social Security Number of Owner or Minor (required to open account)                Minor Account:

       If Joint Tenants Account:  * The Account will be registered "Joint Tenants
       with right of Survivorship" unless you indicate otherwise below:                         [ ] [ ] Minor's State of
                                                                                                        Residence

       [ ] In  Common      [ ] By Entirety    [ ] Community Property

       [ ] Trust   - or -  [ ] Corporation   - or -    [ ] Other_________________________________________________________________

       Name of Trustee if applicable (First Name)            (MI)                    (Last Name)

       Name of Trust or Corporation or Other Entity

       Name of Trust or Corporation or Other Entity continued


       Trust Dated (MM,DD,YYYY)                                      Tax ID Number (required to open account)
                                                                     [ ] Employer ID Number  - OR -           [ ] Social Security
                                                                                                                  Number

   ================================================================================================
   2. Your Address
   ================================================================================================


       Street Number                            Street Name

       City                                                                     State            Zip code
                                                                             -                     -

       If Non-U.S., Specify Country                       Daytime Phone Number

       [ ] U.S. Citizen      [ ] Resident Alien     [ ] Non-Resident Alien

                                                          Alliance Capital[LOGO]

--------------------------------------------------------------------------------
3. Your Initial Investment
--------------------------------------------------------------------------------

I hereby subscribe for shares of AFD Exchange Reserves Advisor Class and elect distribution options as indicated.

Broker/Dealer Use Only: Wire Confirm #

Dividend and Capital Gain Distribution Options:

R   Reinvest distributions into my fund account.
-   ----------------------

C   Send my distributions in cash to the address I have provided in Section 2.
-   -----------------------------
    (Complete Section 4D for direct deposit to your bank account. Complete
    Section 4E for payment to a third party).

D   Direct my distributions to another Alliance fund. Complete the appropriate
-   ------------------------------------------------
    portion of Section 4A to direct your distributions (dividends and capital gains) to another Alliance Fund (the $250 minimum investment requirement applies to Funds into which distributions are directed).


  Make all    Three digit Fund     Indicate           Distributions Options
  checks*       Class number     Dollar Amount            *Check One*
payable to:        4 3 6                           Dividends      Capital Gains
    AFD                                              R C D            R C D
    ---
  Exchange
  --------
  Reserves
  --------



AFD Exchange Reserves may be used to meet the needs of an investor who wishes to establish a dollar cost averaging program into other Alliance Funds that offer Advisor Class shares. See "Your Shareholder Options, Section 4A".

* Cash and money orders are not accepted

 ==============================================================================
 4. Your Shareholder Options
 ==============================================================================

 A.  Automatic Investment Plans (AIP)

     Withdraw From My Bank Account Via EFT*
     I authorize Alliance to draw on my bank account for investment in my Fund account as indicated below (Complete Section 4D also for the bank account you wish to use) .

                                                                                                  | Frequency:
         /4/   /3/   /6/      / / / / / / / / / / /       / / / / /, / / / /   .00         / /    | M = monthly
                                                                                                  | Q = quarterly
         Fund Class Number    Beginning Date (MM,DD)      Amount ($25 minimum)    Frequency       | A = annually

         * Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)

         Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

         FROM:             4   3     6                                                                -
                        Fund Class Number     Account Number
                                                                                                      -
         TO:
                        Fund Number           Account Number (If existing)

          Alliance Dollar Cost Averaging Program (ADCAP). Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges from my Fund account, within the same class of shares, to my Alliance Fund accounts as listed below.

         TO:                                                                                          -
                        Fund Number           Account Number (If existing)

                                   ,                  .00
                        Amount ($25 minimum)                     Day of Exchange**


         TO:                                                                                          -
                        Fund Number           Account Number (If existing)

                                   ,                  .00
                        Amount ($25 minimum)                     Day of Exchange**

         ======================================================================
         Exchanges of Advisor Class shares are made at the net asset value next determined.
         Certificates must remain unissued.
         ** If the date selected for the exchange is not a Fund business day the transaction will be processed on the next Fund business day.
         ======================================================================

B. Purchases and Redemptions Via EFT

     You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

     Instructions:  o    Review the information in the Prospectus about
                         telephone transaction services.
                    o    If you select the telephone purchase or redemption
                         privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

================================================================================
4. Your Shareholder Options (CONTINUED)
================================================================================

B.  Purchases and Redemptions Via EFT (CONTINUED)

          Purchases and Redemptions via EFT
          I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

          For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.

C.  Systematic Withdrawal Plans (SWP)
     In order to establish a SWP, you must reinvest all dividends and capital gains.

     [ ] I authorize Alliance to transact periodic redemptions from my Fund account and send the proceeds to me as indicated below.


                                                                                                  | Frequency:
          4     3     6                                            ,           .00                | M = monthly
                                                                                                  | Q = quarterly
         Fund Class Number    Beginning Date (MM,DD)      Amount ($25 minimum)    Frequency       | A = annually

     Please send my SWP proceeds to:

             [ ]  My Address of Record (via check)                 [ ]   My checking account-via EFT (complete section 4D)
                                                                         Your bank must be a member of the National Automated
                                                                         Clearing House Association (NACHA) in order for you
                                                                         to receive SWP proceeds directly into
             [ ]  The Payee and address specified in section 4E (via     your bank account. Otherwise payment will be made
                  check) Medallion Signature Guarantee required)         by check.


D.  Bank Information This bank account information will be used for:

             [ ]  Distributions (Section 3)                        [ ]   Telephone Transactions (Section 4B)


             [ ]  Automatic Investments (Section 4A)               [ ]   Withdrawals (Section 4C)

                    [Pre-printed Voided Check Appears Here]
* The above services cannot be established without a pre-printed voided check.

For EFT transactions, the Fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance Fund, all parties must sign in Section 5.


        :000000000                         000000000:765
Your Bank's ABA Routing Number         Your Bank Account Number

      [ ] Checking Account     [ ] Savings Account

   ===========================================================================
   4. Your Shareholder Options (CONTINUED)
   ===========================================================================

   E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

      Distributions  (section 3)          Systematic Withdrawals (section 4C)


Name  (First Name)                 (MI)         (Last Name)

Street Number                                Street Name

City                 State              Zip code

   ===========================================================================
   Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
   ===========================================================================

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

Dealer/Agent Firm                                     Authorized Signature

Representative First Name                    MI       Last Name

Dealer/Agent Firm Number                              Representative Number

Branch Number                                         Branch Telephone Number

Branch Office Address

City                                                  State         Zip Code

================================================================================
5. Shareholder Authorization-- This section MUST be completed
================================================================================

Telephone Exchanges and Redemptions by Check

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

  [ ] I do not elect the telephone exchange service
  [ ] I do not elect the telephone redemption by check service

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time.I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-resident aliens only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2. I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

I certify under penalties of perjury that : (1) the number shown in Section 1 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a U.S. resident alien). (Cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.)

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature                                                     Date

Signature                                                     Date

 Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

                                                          Alliance Capital[LOGO]
AFDADVPRO201

================================================================================
                                 Signature Card
                             AFD Exchange Reserves
================================================================================


Advisor Class ACCOUNT # (IF KNOWN):

--------------------------------------------------------------------------------
ACCOUNT NAME(S) AS REGISTERED:


--------------------------------------------------------------------------------
SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER:


--------------------------------------------------------------------------------
AUTHORIZED SIGNATURE(S) -- for joint accounts, all owners, or their legal representatives, must sign this card.

1.
  ------------------------------------------------------------------------------
2.
  ------------------------------------------------------------------------------
3.
  ------------------------------------------------------------------------------

Check one box: [ ]  All above signatures are required on checks written against this account.
               [ ] Any one signature is acceptable on checks written against this account.
               [ ]  A combination of signatures is required (specify number).

STATE STREET BANK AND TRUST COMPANY     Subject to conditions on reverse side.

--------------------------------------------------------------------------------
Medallion Signature Guarantee (see reverse)
                                                          Alliance Capital[LOGO]

================================================================================
                                 Signature Card
                             AFD Exchange Reserves
================================================================================

The payment of funds is authorized by the signature(s) appearing on the reverse side.

If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated. If no indication is given, all checks will require all signatures. Each signatory guarantees the genuineness of the other signatures.

The Bank is hereby appointed agent by the person(s) signing this card (the "Depositor[s]") and, as agent, is authorized and directed to present checks drawn on this checking account to AFD Exchange Reserves ("AFDER") or its transfer agent as requests to redeem shares of AFDER registered in the name of the Depositor(s) in the amounts of such checks and to deposit the proceeds of such redemptions in this checking account. The Bank shall be liable only for its own negligence.

The Depositor(s) agrees to be subject to the rules and regulations of the Bank pertaining to this checking account as amended from time to time. The Bank and AFDER reserve the right to change, modify or terminate this checking account and authorization at any time.

Checks may not be for less than $500 or such other minimum amount as may from time to time be established by AFDER upon prior written notice to its shareholders. Shares purchased by check (including certified or cashier's check) will not be redeemed within 15 calendar days of such purchase by checkwriting or any other method of redemption.

(LOGO)                               AFD EXCHANGE RESERVES
____________________________________________________________
c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey 07096-1520
Toll Free (800) 221-5672
For Literature: Toll Free (800) 227-4618

____________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                        February 1, 2001
____________________________________________________________


    This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus, dated February 1, 2001, that offers Class A, Class B and Class C shares of the Fund and the current Prospectus, dated February 1, 2001, that offers the Advisor Class shares of the Fund (the "Advisor Class Prospectus" and, together with the Prospectus for the Fund that offers the Class A, Class B and Class C shares, the "Prospectus"). Copies of the Prospectuses may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown above.


                        TABLE OF CONTENTS

                                                             Page

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..............
MANAGEMENT OF THE FUND.......................................
EXPENSES OF THE FUND.........................................
PURCHASE OF SHARES...........................................
REDEMPTION AND REPURCHASE OF SHARES..........................
SHAREHOLDER SERVICES.........................................
DAILY DIVIDENDS--DETERMINATION OF NET ASSET VALUE............
TAXES........................................................
BROKERAGE AND PORTFOLIO TRANSACTIONS.........................
GENERAL INFORMATION..........................................
FINANCIAL STATEMENTS AND INDEPENDENT ACCOUNTANT'S
REPORT.......................................................
APPENDIX A...................................................A-1
APPENDIX B...................................................B-1

__________________________
(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

____________________________________________________________

         INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
____________________________________________________________

         AFD Exchange Reserves (the "Fund") is a diversified, open-end investment company. The Fund's objective is maximum current income to the extent consistent with safety of principal and liquidity. As is true with all investment companies, there can be no assurance that the Fund's objective will be achieved. The Fund pursues its objective by maintaining a portfolio of high quality U.S. dollar-denominated money market securities. In accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), the Fund will invest in securities which at the time of investment have remaining maturities not exceeding 397 days and the average maturity of the Fund's investment portfolio will not exceed 90 days. Accordingly, the Fund may make the following investments diversified by maturities and issuers:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.
The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.


         3. Commercial paper, including variable amount master demand notes and funding agreements, of high quality (i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or F1 or F2 by Fitch, Inc. or, if not rated, issued by U.S. or foreign companies which have an outstanding debt issue rated AAA, AA or A by Standard & Poor's, or Aaa, Aa or A by Moody's and participation interests in loans extended by banks to such companies). For a description of such ratings see Appendix
A. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Floating and Variable Rate Obligations" below.


         4.   Repurchase agreements that are fully
collateralized. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed- upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Company, the Fund's Custodian) or broker-dealers that are determined to be creditworthy by the Fund's investment adviser, Alliance Capital Management L.P. ("Alliance" or the "Adviser"). For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than one year. If a counterparty defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's assets. A repurchase agreement is deemed to be an acquisition of the underlying securities if the obligation of the seller to repurchase the securities from the fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.


         Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

         The Fund also invests in variable amount master demand notes (which may have put features in excess of 30 days) which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest.
Accordingly, when these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         Reverse Repurchase Agreements. While the Fund has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the

Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

         Asset-Backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated, as required by Rule 2a-7. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose entity. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, as required by Rule 2a-7, the special purpose entity is deemed to be the issuer of the asset-backed security, however, the Portfolio is required to treat any obligor whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.


         Illiquid Securities. The Fund has adopted the following investment policy which may be changed by the vote of the
Trustees: The Fund will not invest in illiquid securities if immediately after such investment more than 10% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale, other than restricted securities determined by Alliance to be liquid in accordance with procedures adopted by the Trustees of the Fund and (b) repurchase agreements not terminable within seven days. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


         The Fund may also purchase restricted securities that are determined by Alliance to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933, as amended (the "Securities Act"). For example, the Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by Alliance to be liquid in accordance with procedures adopted by the Trustees of the Fund.

         The Fund's Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to Alliance, pursuant to guidelines approved by the Trustees.

         Following the purchase of a restricted security by the Fund, Alliance monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

         The Fund may invest up to 25% of its total assets in money market instruments issued by foreign branches of foreign banks.

         The Fund may make investments in dollar-denominated certificates of deposit and bankers' acceptances issued or guaranteed by, or dollar-denominated time deposits maintained at, foreign branches of U.S. banks and U.S. and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Fund makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial reporting standards.

         Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

         The Fund's investment objective may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below. Except as otherwise provided, the Fund's investment policies are not designated

"fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Fund without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

         The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule.

         Currently, pursuant to Rule 2a-7, the Fund may invest only in "eligible securities," as that term is defined in the Rule. Generally, an eligible security is a security that (i) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; and (iii) has been determined by Alliance to present minimal credit risks pursuant to procedures approved by the Trustees. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if Alliance determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix A attached hereto.

         Under Rule 2a-7, the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies or instrumentalities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities and (B) five percent of its total assets in second tier securities.

Certain Fundamental Investment Policies

         The following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less.

         As a matter of fundamental policy, the Fund:

         (i) May not invest 25% or more of its assets in the securities of issuers conducting their principal business activities in any one industry; provided that, for purposes of this restriction, there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities or certificates of deposit and bankers' acceptances issued or guaranteed by, or interest-bearing savings deposits maintained at, banks and savings institutions and loan associations (including foreign branches of U.S. banks and U.S. branches of foreign banks);

         (ii) May not invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;1

         (iii) May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         (iv) May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;
____________________

1. As a matter of operating policy, pursuant to Rule 2a-7, the Fund will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer, except that under Rule 2a-7, the Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days.
    Fundamental policy number (ii) would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets, in any one issuer only in the event rule 2a-7 is amended in the future.

         (v) May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

         (vi) May not make loans, provided that the Fund may purchase money market securities and enter into repurchase agreements; or

         (vii) May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of Alliance who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

  ____________________________________________________________

                     MANAGEMENT OF THE FUND
____________________________________________________________

The Adviser

         The Fund's investment adviser, Alliance Capital
Management L.P. (the "Adviser" or "Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Trustees.


         The Adviser is a leading international investment adviser supervising client accounts with assets as of December 31, 2000 totaling $454 billion (of which more than $187 billion represented assets of investment companies). The Adviser has eight offices in the United States. As of December 31, 2000, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 38 of the nation's FORTUNE 100 companies), for public employee retirement funds in 35 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by the Adviser, comprising 134 separate investment portfolios, currently have approximately 6.3 million shareholder accounts.


         Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance and an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange ("NYSE"). As of October 2, 2000, AXA Financial and certain of its subsidiaries were the beneficial owners of approximately 52% of the outstanding Alliance units. Alliance Capital Management Holding L.P. ("Alliance Holding") owned
approximately 30% of the outstanding Alliance units.2   Equity
interests in Alliance Holding are traded on the NYSE in the form of units. Approximately 98% of such units are owned by the public and management or employees of Alliance and approximately 2% are owned by AXA Financial. As of June 30, 2000, AXA, a French insurance holding company, owned approximately 60% of the issued and outstanding shares of common stock of AXA Financial.



____________________

2. Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Adviser.

         Under the Advisory Agreement, Alliance provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees and officers of the Fund who are affiliated persons of Alliance. Alliance or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .25 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .24 of 1% of the next $.25 billion of such assets, .23 of 1% of the next $.25 billion of such assets, .22 of 1% of the next $.25 billion of such assets,
 .21 of 1% of the next $1 billion of such assets and .20 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly under the Advisory Agreement. As to the obtaining of clerical and accounting services not required to be provided to the Fund by Alliance under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by Alliance; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. For the fiscal year ended September 30, 2000, Alliance received from the Fund advisory fees of $1,815,474. For the fiscal year ended September 30, 1999 and 1998, Alliance received from the Fund advisory fees of $1,245,776 and $569,855, respectively.


         Certain other clients of Alliance may have investment objectives and policies similar to those of the Fund. Alliance may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of Alliance to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Alliance to the accounts involved, including the Fund. When two or more of the clients of Alliance (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         Alliance provides investment advice and, in general, conducts the management and investment program of the Fund, subject to the general supervision and control of the Trustees of the Fund.

Trustees and Officers

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees and principal officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by Alliance.


Trustees

         JOHN D. CARIFA, 55, is the President, Chief Operating
Officer and a Director of Alliance Capital Management
Corporation, the general partner of Alliance ("ACMC"), with which he has been associated since prior to 1996.

         RUTH BLOCK, 70, is a Director of Ecolab Incorporated (specialty chemicals) and BP Amoco Corporation (oil and gas).
She was formerly an Executive Vice President and the Chief Insurance Officer of The Equitable; Chairman and Chief Executive Officer of Evlico; a Director of Avon, Tandem Financial Group and Donaldson, Lufkin & Jenrette Securities Corporation. Her address is P.O. Box 4623, Stamford, Connecticut 06903.

         DAVID H. DIEVLER, 71, is an independent consultant. Until December 1994 he was Senior Vice President of ACMC responsible for mutual fund administration. Prior to joining ACMC in 1984 he was Chief Financial Officer of Eberstadt Asset Management since 1968. Prior to that he was a Senior Manager at Price Waterhouse & Co. Member of American Institute of Certified Public Accountants since 1953. His address is P.O. Box 167, Spring Lake, New Jersey 07762.

         JOHN H. DOBKIN, 58 Consultant.  Formerly a Senior
Advisor from June 1999 - June 2000 and President from December
1989 - May 1999 of Historic Hudson Valley (historic preservation). Previously, he was Director of the National
Academy of Design. During 1988-92, he was a Director and Chairman of the Audit Committee of ACMC. His address is P.O. Box
12, Annandale, New York 12504.

         WILLIAM H. FOULK, JR., 68, is an Investment Adviser and Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1996. He was formerly Deputy Comptroller of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. His address is 2 Greenwich Plaza, Suite 100, Greenwich, Connecticut 06830.

         CLIFFORD L. MICHEL, 61, is a member in the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1996. He is President and Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

         DONALD J. ROBINSON, 66, is Senior Counsel to the law firm of Orrick, Herrington & Sutcliffe LLP since prior to 1996. He was formerly a senior partner and a member of the Executive Committee of that firm. He was also a member of the Municipal Securities Rulemaking Board and Trustee of the Museum of the City of New York. His address is 98 Hell's Peak Road, Weston, Vermont 05161.



Officers

         JOHN D. CARIFA - Chairman and President, see Biography above.

         ANDREW M. ARAN - Senior Vice President, 43, is a Senior
Vice President of ACMC with which he has been associated since prior to 1996.

         KATHLEEN A. CORBET - Senior Vice President, 40 is an
Executive Vice President of ACMC, with which she has been associated since prior to 1996.

         WAYNE D. LYSKI - Senior Vice President, 59, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1996.

         RAYMOND J. PAPERA - Senior Vice President, 44, is a
Senior Vice President of ACMC, with which he has been associated since prior to 1996.

         KENNETH T. CARTY - Vice President, 40 is a Vice
President of ACMC, with which he has been associated since prior to 1996.

         JOHN F. CHIODI, Jr. - Vice President, 34, is a Vice
President of ACMC, with which he has been associated since prior to 1996.

         MARIA R. CONA - Vice President, 46, is a Vice President of ACMC, with which she has been associated since prior to 1996.

         JOSEPH DONA - Vice President, 39, is a Vice President of
ACMC with which he has been associated since prior to 1996.

         PATRICIA POST - Vice President, 32, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1996.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer, 50, is a Senior Vice President of Alliance Fund Services, Inc. ("AFS") and a Vice President of Alliance Fund Distributors, Inc. ("AFD"), with which he has been associated since prior to 1996.

         EDMUND P. BERGAN, Jr., -Secretary, 50, is a Senior Vice
President and the General Counsel of AFD and AFS, with which he has been associated since prior to 1996.

         ANDREW L. GANGOLF - Assistant Secretary, 46, is a Senior
Vice President and Assistant General Counsel of AFD, with which he has been associated since prior to 1996.

         DOMENICK PUGLIESE - Assistant Secretary, 39, is a Senior
Vice President and Assistant General Counsel of AFD, with which he has been associated since prior to 1996.

         VINCENT S. NOTO - Controller, 36, is a Vice President of
AFS, with which he has been associated since prior to 1996.


         The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended September 30, 2000, the aggregate compensation paid to each of the Trustees during calendar year 2000 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                                Total Number
                                                  Total Number  of Investment
                                                  of Investment Portfolios
                                                  Companies in  within the
                                                  the Alliance  Alliance Fund
                                   Total          Complex,      Complex,
                                   Compensation   Including     Including the
                                   From the       the Fund, as  Fund, as to
                     Aggregate     Alliance Fund  to which the  which the
                     Compensation  Complex,       Trustee is    Trustee is a
Name of              from the      Including the  a Director    Director or
Trustee of the Fund  Fund          Fund           or Trustee    Trustee
___________________  ____________  _____________  ____________  _____________

John D. Carifa         $0            $0               45            103
Ruth Block             $3,841        $150,716         34             80
David H. Dievler       $3,949        $217,967         40             86
John H. Dobkin         $3,950        $182,117         37             83
William H. Foulk, Jr.  $3,947        $214,929         41             99
Clifford L. Michel     $3,950        $166,079         35             83
Donald J. Robinson     $3,948        $167,085         37             93



         As of January 5, 2001, the Trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.


 ____________________________________________________________

                      EXPENSES OF THE FUND
____________________________________________________________

Distribution Services Agreement

         The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc. the Fund's principal underwriter(the "Principal Underwriter") to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A, Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 under the Act (the "Rule 12b-1 Plan").

         In approving the Agreement, the Trustees of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.


         During the Fund's fiscal year ended September 30, 2000, the Fund paid distribution services fees for expenditures under the Agreement to the Principal Underwriter with respect to Class A shares, in amounts aggregating $2,080,754, which constituted .50 of 1% of the average daily net assets attributable to Class A during such fiscal year, and the Adviser made payments from its own resources aggregating $4,789,319. Of the $6,870,073 paid by the Fund and the Adviser under the Agreement, $140,480 was spent on advertising, $19,020 on the printing and mailing of prospectuses for persons other than current shareholders, $979,439 for compensation to broker-dealers, $2,491,291 for compensation to sales personnel and $3,239,843 was spent on the printing of sales literature, due diligence, travel, entertainment, occupancy, communications, taxes, depreciation and other promotional expenses.


         During the Fund's fiscal year ended September 30, 2000, the Fund paid distribution services fees for expenditures under the Agreement to the Principal Underwriter with respect to Class B shares, in amounts aggregating $2,096,130, which constituted 1% of the average daily net assets attributable to Class B during such fiscal year, and the Adviser made payments from its own resources aggregating $2,699,653. Of the $4,795,783 paid by the Fund and the Adviser under the Agreement in the case of the Class B shares, $36,368 was spent on advertising, $9,861 on the printing and mailing of prospectuses for persons other than current shareholders, $3,512,919 for compensation to broker-dealers, $543,580 for compensation paid to sales personnel, $541,311 for interest on Class B shares financing and $151,744 was spent on the printing of sales literature, due diligence, travel, entertainment, occupancy, communications, taxes, depreciation and other promotional expenses.



         During the Fund's fiscal year ended September 30, 2000, the Fund paid distribution services fees for expenditures under the Agreement to the Principal Underwriter with respect to Class C shares, in amounts aggregating $720,563, which constituted .75 of 1% of the average daily net assets attributable to Class C during such fiscal year, and the Adviser made payments from its own resources aggregating $157,863. Of the $878,426 paid by the Fund and the Adviser under the Agreement in the case of the Class C shares, $12,225 was spent on advertising, $3,390 on the printing and mailing of prospectuses for persons other than current shareholders, $606,390 for compensation to broker-dealers, $192,399 for compensation to sales personnel, $9,905 for interest on Class C shares financing and $54,117 was spent on the printing of sales literature, due diligence, travel, entertainment, occupancy, communications, taxes, depreciation and other promotional expenses.


         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares, and the distribution services fee on the Class C shares, are the same as those of the initial sales charge (or contingent deferred sales charge, when applicable) and distribution services fee with respect to the Class A shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the Fund's shares.

         The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to
 .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

         In the event that the Agreement is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and
(ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement


         Alliance Fund Services, Inc. ("AFS"), an indirect wholly-owned subsidiary of Alliance, receives a transfer agency fee per account holder of each of the Class A shares, Class B shares, Class C shares and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A shares and Advisor Class shares reflecting the additional costs associated with the Class B and Class C contingent deferred sales charges. For the fiscal year ended September 30, 2000, the Fund paid AFS $609,014 pursuant to the Transfer Agency Agreement.


____________________________________________________________

                       PURCHASE OF SHARES
____________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares."

General

         Shares of the Fund are offered on a continuous basis at a price equal to their net asset value. Shares of the Fund are available to holders of shares of other Alliance Mutual Funds who wish to exchange their shares for shares of a money market fund and also may be purchased for cash.

         A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

         If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described in the Advisor Class Prospectus and this Statement of Additional Information. A transaction fee may be charged by your financial representative with respect to the purchase or sale of Advisor Class shares made through such financial representative.

         The Fund's four classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class A and Class B shares bear the expense of their respective contingent deferred sales charges, (ii) Class B and Class C shares bear the expense of a higher distribution services fee and higher transfer agency costs, (iii) each class has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid which relates to a specific class and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of both the Class A shareholders and the Class B shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders and the Class B shareholders will vote separately by Class, and (iv) only the Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

Acquisitions By Exchange

         An exchange is effected through the redemption of the Alliance Mutual Fund shares tendered for exchange and the purchase of shares of the Fund at net asset value. A shareholder exchanging shares of an Alliance Mutual Fund must give (i) proper instructions and any necessary supporting documents as described in such Fund's Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, which normally takes up to 15 calendar days following the purchase date. Exchanges of shares of Alliance Mutual Funds will generally result in the realization of gain or loss for federal income tax purposes.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 between 9:00 a.m. and 4:00 p.m., Eastern time, on a Fund business day. A Fund business day is any day the New York Stock Exchange (the "Exchange") is open for trading. Telephone requests for exchanges received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless AFS receives written instructions to the contrary from the shareholder or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

Purchases for Cash

         Shares of the Fund should be purchased for cash only as a temporary investment pending exchange into another Alliance
Mutual Fund and should not be held as a long-term investment.

         Shares of the Fund are offered on a continuous basis at a price equal to their net asset value ("Class A shares"), with a contingent deferred sales charge ("Class B shares"), without any initial sales charge, and, as long as the shares are held for a year or more, without any contingent deferred sales charge ("Class C shares"), or, to investors eligible to purchase Advisor class shares without any initial, contingent deferred, or asset-based sales charge, in each case described below. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter.


         Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least 1,000 participants or $25 million in assets, (iii) by "qualified State tuition programs" (within the meaning of Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")) approved by AFD, (iv) by investment management clients of Alliance or its affiliates, (v) by officers and present or former Trustees of the Fund; present or former directors and trustees of other investment companies managed by Alliance; present or retired full-time employees of Alliance, the Principal Underwriter, AFS and their affiliates; officers and directors of ACMC, the Principal Underwriter, AFS and their affiliates; officers, directors and present full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (vi) by Alliance, the Principal Underwriter, AFS and their affiliates; certain employee benefit plans for employees of Alliance, the Principal Underwriter, AFS and their affiliates,
(vii) registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent; (viii) by persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services;

(ix) by employer-sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter; and (x) by directors and present or retired full-time employees of CB Richard Ellis, Inc.


         The respective per share net asset values of the Class A, Class B, Class C and Advisor Class shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A and Advisor Class shares, as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

         Investors may purchase shares of the Fund either through selected dealers, agents or financial representatives or directly through the Principal Underwriters. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B, Class C or Advisor Class shares. Shares may also be sold in foreign countries where permissible. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer, agent or financial representative is responsible for transmitting such orders by 5:00 p.m. (Certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value.) If the selected dealer, agent or financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer, agent or financial representative. If the selected dealer, agent or financial representative, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase for cash of Fund shares, a shareholder may place orders to purchase additional shares for cash by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain Omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription.

         The per share net asset value of the Fund's shares is computed in accordance with the Fund's Agreement and Declaration of Trust as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. For purposes of this computation, the securities in the Fund's portfolio are valued at their amortized cost value. For more information concerning the amortized cost method of valuation of securities, see "Daily Dividends--Determination of Net Asset Value."

         The Fund may refuse any order for the acquisition of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. In addition, the Fund reserves the right, on 60 days' written notice to its shareholders to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
As a convenience to the Subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request by the shareholder or his or her authorized selected dealer or agent. This facilitates later redemption and relieves the shareholder of the responsibility for any inconvenience of lost or stolen stock certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal, namely, the telephone, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         Advisor Class shares of the Fund are offered to holders of Advisor Class shares of other Alliance Mutual Funds without any sales charge at the time of purchase or redemption.

         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash bonuses or other incentives to dealers or agents in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

         The Trustees of the Fund have determined that currently no conflict of interest exists among the Class A, Class B, Class C and Advisor Class shares. On an ongoing basis, the Trustees of the Fund, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements -- Class A, Class B and
Class C shares

         The alternative purchase arrangements available with respect to Class A, Class B and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor intends to subsequently exchange shares for shares of another Alliance Mutual Fund and other circumstances. The Principal Underwriter will reject any order (except orders from certain retirement plans and certain employee benefit plans) for more than $250,000 for Class B shares. (See Appendix B for information concerning the eligibility of certain employee benefit plans to purchase Class B shares at net asset value without being subject to a contingent deferred sales charge and the ineligibility of certain such plans to purchase Class A shares.) In addition, the Principal Underwriter will reject any order for more than $1,000,000 of Class C shares.

         Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because sales charges are deducted at the time Class A shares are exchanged for Class A shares of other Alliance Mutual Funds, investors not qualifying for reduced Class A sales charges who expect to exchange their shares for Class A shares of another Alliance Mutual Fund and to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that sales charges will be imposed at the time Class A shares are exchanged for Class A shares of other Alliance Mutual Funds.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares, although these classes are subject to higher continuing distribution charges and, in the case of Class B shares, are subject to a contingent deferred sales charge for a four-year period. This might be true of investors who do not wish to pay sales charges on subsequent exchanges of shares. Those investors who prefer to have all of their funds invested initially but may not wish to retain their investment for the four-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

Class A Shares

         The public offering price of Class A shares is their net asset value. No sales charge is imposed on Class A shares at the time of purchase. If Class A shares of the Fund are purchased for cash and are exchanged for Class A shares of another Alliance Mutual Fund, the sales charge applicable to the other Alliance Mutual Fund will be assessed at the time of the exchange.

         With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Class A shares that were received in exchange of Class A shares of another Alliance Mutual Fund that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more and that are redeemed within one year of the original purchase will be subject to a 1% contingent deferred sales charge. No charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions. In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling
Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions on Class A shares of other Alliance Mutual Funds by combining purchases of shares of the Fund and shares of other Alliance Mutual Funds into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of Alliance Mutual Funds or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. Currently, the Alliance Mutual Funds include:


AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Disciplined Value Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance Institutional Funds, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.

Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Small Cap Growth Portfolio
  -Technology Portfolio
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Conservative Investors Fund
  -Alliance Growth Fund
  -Alliance Growth Investors Fund
Sanford C. Bernstein Fund, Inc.
  -Bernstein Government Short Duration Portfolio
  -Bernstein Short Duration Plus Portfolio
  -Bernstein Intermediate Duration Portfolio
  -Bernstein Short Duration New York Municipal Portfolio
  -Bernstein Short Duration California Municipal Portfolio
  -Bernstein Short Duration Diversified Municipal Portfolio
  -Bernstein New York Municipal Portfolio
  -Bernstein California Municipal Portfolio
  -Bernstein Diversified Municipal Portfolio
  -Bernstein Tax-Managed International Value Portfolio
  -Bernstein International Value II Portfolio
  -Bernstein Emerging Markets Value Portfolio

         Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the front cover of this Statement of Additional Information.

         Cumulative Quantity Discount (Right of Accumulation). An investor's exchange of Class A shares of the Fund for Class A shares of another Alliance Mutual Fund may qualify for a Cumulative Quantity Discount from any applicable sales charge. The applicable sales charge will be based on the total of:

              (i)  the investor's current purchase;

              (ii) the net asset value (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other Alliance Mutual Fund held by the investor; and

              (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned shares of the Fund or another Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of another Alliance Mutual Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be at the rate applicable to a single $300,000 purchase of shares of that Alliance Mutual Fund, rather than the rate applicable to a $100,000 purchase.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Statement of Intention. Class A investors of the Fund may also obtain reduced sales charges by means of a written Statement of Intention, which expresses the investor's intention to invest, including through exchange of their Class A shares of the Fund, not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B, Class C and/or Advisor Class shares) of another Alliance Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of any Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs a Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of an Alliance Mutual Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will be necessary to invest only a total of $60,000 during the following 13 months in shares of that Alliance Mutual Fund or any other Alliance Mutual Fund, to qualify for a reduced initial sales charge on the total amount being invested (i.e., the initial sales charge applicable to an investment of $100,000).

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Alliance Mutual Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the sales charge will be used to purchase additional shares of that Alliance Mutual Fund subject to the rate of the initial sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of that Alliance Mutual Fund should complete the appropriate portion of the Subscription Application found in the Prospectus of that Alliance Mutual Fund. Current Class A shareholders of that Alliance Mutual Fund desiring to do so can obtain a form of Statement of Intention by contacting Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of that Alliance Mutual Fund's Statement of Additional Information.

         Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of any Alliance Mutual Fund, including through the exchanges of their Class A shares of the Fund, at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase of that Alliance Mutual Fund's shares. The sales charge applicable to such initial purchase of shares of that Alliance Mutual Fund will be that normally applicable, under the schedule of the sales charges set forth in the Statement of Additional Information of that Alliance Mutual Fund, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the total purchase previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

Class B Shares

         Investors may purchase Class B shares for cash at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investors purchase payment.

         Proceeds from the contingent deferred sales charge on the Class B shares purchased for cash are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by

Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Class B shares of the Fund are also offered to holders of Class B shares of other Alliance Mutual Funds without any sales charge at the time of purchase in an exchange transaction. When Class B shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied to Class B shares of the Alliance Mutual Fund originally purchased by the shareholder at the time of their purchase.

         Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of their cash purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of cash payment for the purchase of Class B shares until the time of redemption of such shares.

Year Since         Contingent Deferred Sales Charge as a
Cash Purchase      % of Dollar Amount Subject to Charge

First                        4.0%
Second                       3.0%
Third                        2.0%
Fourth                       1.0%
Fifth and thereafter         None

         In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions, and, second, of shares held the longest during the time they are subject to the sales charge. The contingent deferred sales charge is applied to the lesser of the net asset value at the time of redemption of the Class A shares or Class B shares being redeemed and the cost of such shares (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

The contingent deferred sales charges are waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, or (iii) that had been purchased by present or former Trustees of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to a Systematic Withdrawal Plan (see "Shareholder Services--Systematic Withdrawal Plan").


         Conversion Feature. Class B shares of the Fund will automatically convert to Class A shares of the Fund in accordance with the conversion schedule applicable to the original Alliance Mutual Fund Class B shares purchased, or in the case of Class B shares of the Fund purchased for cash, on the tenth Fund business day in the month following the month in which the eighth anniversary date of the acceptance of the purchase order for the Class B shares occurs, and will no longer be subject to a higher distribution services fee following conversion. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The purposes of the conversion feature are (i) to provide a mechanism whereby the time period for the automatic conversion of Class B shares to Class A shares will continue to elapse in the event the Class B shares originally purchased for cash are subsequently exchanged for Class B shares of the Fund or Class B shares of another Alliance Mutual Fund and (ii) to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the original sale of such shares. See "Shareholder Services--Exchange Privilege."

         For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the subaccount) convert to Class A shares, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

         Class C Shares. Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency fees than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

         Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under "--Class B Shares."

         In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

         Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares and Advisor Class shares.

         Class C shares of the Fund are also offered to holders of Class C shares of other Alliance Mutual Funds without any sales charge at the time of purchase or redemption.


         The contingent deferred sales charges are waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, or (iii) that had been purchased by present or former Trustees of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to a Systematic Withdrawal Plan (see "Shareholder Services--Systematic Withdrawal Plan").


Conversion of Advisor Class Shares to Class A Shares


         Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans, qualified State tuition programs and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--Purchase for Cash," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--Purchase for Cash" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this Statement of Additional Information (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee and have a higher expense ratio than Advisor Class shares. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.


         The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his or her Advisor Class shares, which would constitute a taxable event under federal income tax law.

____________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
____________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Redemption

         Subject only to the limitations described below, the Fund will redeem shares tendered to it, as described below, at a redemption price equal to their net asset value, which is expected to remain constant at $1.00 per share, following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price may be made either in cash or in portfolio securities (selected at the discretion of the Trustees of the Fund and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interests of the Fund.

         The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase and the income earned. Redemption proceeds on Class A shares,

Class B shares and Class C shares will reflect the deduction of the contingent deferred sales charge, if any. Payment (either in cash or in portfolio securities) received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares for which no share certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by Electronic Funds Transfer, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts), and must be made before 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by Electronic Funds Transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no stock certificates have been issued by telephone at
(800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the shareholder or options form.

         Telephone Redemption - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. Neither the Fund nor Alliance, AFD or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Fund may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary or selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. (Certain selected dealers, agents of financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value.) If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of a Portfolio recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

____________________________________________________________

                      SHAREHOLDER SERVICES
____________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services." The shareholder services set forth below are applicable to Class A, Class B, Class C and

Advisor Class shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Automatic Investment Program

         Investors may purchase shares of the Fund through an automatic investment program utilizing Electronic Funds Transfer drafts drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds. In addition,
(i) present officers and full-time employees of the Adviser,
(ii) present Directors or Trustees of any Alliance Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

         Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to

Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

         Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call Alliance Fund Services, Inc. at 800-221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives written instruction to the contrary from the shareholder or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

         None of the Alliance Funds, Alliance, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance funds being acquired may be legally sold. Each Alliance fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         If the aggregate net asset value of shares of Alliance funds held by a qualified plan reaches $5 million on or before December 15 in any year, all Class B or Class C shares of the Fund held by the plan can be exchanged at the plan's request, without any sales charge, for Class A shares of the Fund.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirements plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable, which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Dividend Direction Plan

         A shareholder who already maintains, in addition to his or her Class A, Class B, Class C or Advisor Class Fund account, a Class A, Class B, Class C or Advisor Class account(s) with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on his or her Class A, Class B, Class C or Advisor Class Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. to establish a dividend direction plan.

         General. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

         Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General." Purchases of additional shares concurrently with withdrawals maybe undesirable because of the imposition of sales charges. While an occasional lump-sum investment may be made by a shareholder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         CDSC Waiver for Class B Shares and Class C Shares.
Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any contingent deferred sales charge.

         With respect to Class B shares, the waiver applies only with respect to shares acquired after July 1, 1995. Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

         With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent auditors, Pricewaterhouse-Coopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

Checkwriting

         A new Class A or Class C investor may fill out a Signature Card to authorize the Fund to arrange for a checkwriting service through State Street Bank and Trust Company (the "Bank") to draw against Class A or Class C shares of the Fund redeemed from the investor's account. A Class A or Class C shareholder wishing to establish this checkwriting service should contact the Fund by telephone or mail. Under this service, checks may be made payable to any payee in any amount not less than $500 and not more than 90% of the net asset value of the Class A or Class C shares in the investor's account (excluding for this purpose the current month's accumulated dividends and shares for which certificates have been issued). Corporations, fiduciaries and institutional investors are required to furnish a certified resolution or other evidence of authorization. This checkwriting service will be subject to the Bank's customary rules and regulations governing checking accounts, and the Fund and the Bank each reserve the right to change or suspend the checkwriting service. There is no charge to the shareholder for the initiation and maintenance of this service or for the clearance of any checks.

         When a check is presented to the Bank for payment, the Bank, as the shareholder's agent, causes the Fund to redeem, at the net asset value next determined, a sufficient number of full and fractional shares in the shareholder's account to cover the check. A shareholder should not attempt to close his or her account by use of a check. In this regard, the Bank has the right to return checks (marked "insufficient funds") unpaid to the presenting bank if the amount of the check exceeds 90% of the assets in the account. Cancelled (paid) checks are returned to the shareholder. The checkwriting service enables the shareholder to receive the daily dividends declared on the shares to be redeemed until the day that the check is presented to the Bank for payment.

____________________________________________________________

        DAILY DIVIDENDS--DETERMINATION OF NET ASSET VALUE
____________________________________________________________

         All net income of the Fund is determined after the close of each business day, currently 4:00 p.m., Eastern time, (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share of each class is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

         Dividends paid by the Fund, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class B and Class C shares, and any incremental transfer agency costs relating to Class B shares, will be borne exclusively by the class to which they relate.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Fund maintains procedures designed to maintain its share price at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

         The net asset value of the shares is determined each business day as of the close of regular trading in the Exchange currently 4:00 p.m., Eastern time. The net asset value per share of each class is calculated by determining the amount of assets attributable to each class of shares, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to Alliance, are accrued daily.

____________________________________________________________

                              TAXES
____________________________________________________________

         The Fund has qualified to date and intends to qualify in each future year to be taxed as a regulated investment company under the Code, and as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

____________________________________________________________

              BROKERAGE AND PORTFOLIO TRANSACTIONS
____________________________________________________________

         Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


         The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser, in its discretion, purchases and sells securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under Advisory Agreement, and the expenses of the the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended September 30, 1998, 1999 and 2000, the Fund incurred no brokerage commissions.

____________________________________________________________

                       GENERAL INFORMATION
____________________________________________________________

Capitalization

         The Fund is a Massachusetts business trust that was organized on January 14, 1994. The Fund has an unlimited number of authorized Class A, Class B, Class C and Advisor Class shares of beneficial interest par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Shares of each class participate equally in dividends and distributions from that class, including any distributions in the event of a liquidation except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares bears its own distribution expenses and Class B shares and Advisor shares convert to Class A shares under certain circumstances. Shares of the Fund are normally entitled to one vote for all purposes. Generally, shares of the Fund vote as a single series for the election of Trustees and on any other matter affecting the Fund. As to matters affecting a class differently, such as approval of the Rule 12b-1 plan, each class votes separately. Certain procedures for the removal by shareholders of Trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act. Shareholder meetings will be held only when required by federal or state law.


         As of the close of business on January 5, 2001, there were 922,837,944 shares of beneficial interest of the Fund outstanding. Of this amount, 601,365,254 shares were Class A shares, 217,866,977 shares were Class B shares, 103,597,300 shares were Class C shares and 8,413 were Advisor Class shares. Set forth below is certain information as to all persons who, of record or beneficially, held 5% or more of any of the classes of the Fund's shares outstanding at January 5, 2001:

                                  No. of
                                  % of                % of
Name and Address                  Shares              Class

Advisor Class Shares

Ray Ronick & Co.
123 S Broad St #4903
Philadelphia PA  19109-1029       1,165,447           13.85%

Collegebound Fund
CBF-Balanced Portfolio
529 Plan
500 Plaza Dr
Secaucus NJ  07094-3619           992,811             11.80%

Collegebound Fund
Aggressive Growth Emphasis
Age Based Portfolio 1987-1989
500 Plaza Dr
Secaucus NJ  07094-3619           461,306             5.48%

Collegebound Fund
Growth Emphasis
Age Based Portfolio Pre 1984
500 Plaza Dr
Secaucus NJ  07094-3619           508,447             6.04%

Collegebound Fund
Growth Emphasis
Age Based Portfolio 1984-1986
500 Plaza Dr
Secaucus NJ  07094-3619           1,254,912           14.91%

Collegebound Fund
Growth Emphasis
Age Based Portfolio 1987-1989
500 Plaza Dr
Secaucus NJ  07094-3619           956,794             11.37%

Collegebound Fund
Growth Emphasis
Age Based Portfolio 1990-1992
500 Plaza Dr
Secaucus NJ  07094-3619           603,893             7.18%

Shareholder Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of Alliance, such risk is not material.

Registrar, Transfer Agent and Dividend Disbursing Agent

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund. The transfer agency fee for the Class B shares will be higher than the transfer agency fee for the Class A, Class C or Advisor shares.

Custodian

         State Street Bank and Trust Company, 225 Franklin
Street, Boston, Massachusetts 02110, acts as custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, an indirect wholly-owned subsidiary of Alliance, serves as the Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of the Fund. AFD is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between the Fund and AFD, the Fund has agreed to indemnify the distributors, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act, as amended.

Independent Accountants

         An opinion relating to the Fund's financial statements is given herein by PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, independent accountants for the
Fund.

Counsel

         Legal matters in connection with the issuance of the shares offered hereby have been passed upon by Seward & Kissel LLP, One Battery Park Plaza, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel LLP has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

Yield Quotations

         Advertisements containing yield quotations which are computed separately for Class A, Class B, Class C and Advisor Class shares may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period,
(ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent.
Effective annual yield represents a compounding of the annualized yield according to the following formula:

effective yield = ((base period return + 1)365/7) - 1.


         Dividends for the seven days ended September 30, 2000 for Class A amounted to an annualized yield of 5.45% equivalent to an effective yield of 5.60%, for Class B an annualized yield of 4.97% equivalent to an effective yield of 5.09%, for Class C an annualized yield of 5.22% equivalent to an effective yield of 5.36% and for Advisor Class an annualized yield of 5.97% equivalent to an effective yield of 6.14%. Current yield information can be obtained by a recorded message by telephoning toll-free at (800) 221-9513 or in New York State at
(212) 785-9106.


Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or AFS at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

_______________________________________________________________

    FINANCIAL STATEMENTS AND INDEPENDENT ACCOUNTANT'S REPORT
_______________________________________________________________

         The financial statements and the report of PricewaterhouseCoopers LLP of AFD Exchange Reserves are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The annual report is dated September 30, 2000 and was filed on December 8, 2000. It is available without charge upon request by calling Alliance Fund Services, Inc. at
(800) 227-4618.

____________________________________________________________

                           APPENDIX A
____________________________________________________________


Prime-1, Prime-2, A-1, A-2, F1, F2

         The Fund will invest only in paper maintaining a high quality rating.

         "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"), and indicates superior ability for repayment of senior short-term debt obligations. "Prime-2" is the second highest, and denotes a strong, but somewhat lesser degree of assurance. Commercial paper issuers rated "Prime" have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.


         Commercial paper issuers rate "A" by Standard & Poor's Rating Services ("Standard & Poor's") have the following characteristics: liquidity ratios are better than industry average; long term debt is "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry with superior management. Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". The numbers 1 and 2 indicate the relative degree of safety regarding timely payment with "A-1" paper being somewhat higher than "A-3".



         Commercial paper rated "F1" by Fitch, Inc. is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment, with "F1+" denoting an exceptionally strong assurance. "F2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.


         Bonds rated "AAA" and "Aaa" have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's "AAA" rating indicates an extremely strong capacity to pay principal and interest. Bonds rated "AA" by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree. Standard & Poor's "A" rated bonds have a strong capacity to pay interest and repay principal but are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than are higher rated bonds.

         Moody's "Aaa" rating indicates the ultimate degree of protection as to principal and interest. Moody's "Aa" rated bonds, though also high-grade issues, are rated lower than "Aaa" bonds because margins of protection may not be as large, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appeal somewhat larger. Moody's "A" rated bonds are considered upper medium grade obligations possessing many favorable investment attributes. Although factors giving security to principal and interest are considered adequate, elements may exist which suggest that the bonds may be susceptible to impairment sometime in the future.

________________________________________________________________

                           APPENDIX B

                 CERTAIN EMPLOYEE BENEFIT PLANS
________________________________________________________________

         Employee benefit plans described below which are intended to be tax-qualified under section 401(a) of the Internal Revenue Code of 1986, as amended ("Tax Qualified Plans"), for which Merrill Lynch, Pierce, Fenner & Smith Incorporated or an affiliate thereof ("Merrill Lynch") is recordkeeper (or with respect to which recordkeeping services are provided pursuant to certain arrangements as described in paragraph (ii) below) ("Merrill Lynch Plans") are subject to specific requirements as to the Fund shares which they may purchase. Notwithstanding anything to the contrary contained elsewhere in this Statement of Additional Information, the following Merrill Lynch Plans are not eligible to purchase Class A shares and are eligible to purchase Class B shares of the Fund at net asset value without being subject to a contingent deferred sales charge:

         (i) Plans for which Merrill Lynch is the recordkeeper on a daily valuation basis, if when the plan is established as an active plan on Merrill Lynch's recordkeeping system:

              (a) the plan is one which is not already investing in shares of mutual funds or interests in other commingled investment vehicles of which Merrill Lynch Asset Management, L.P. is investment adviser or manager ("MLAM Funds"), and either (A) the aggregate assets of the plan are less than $3 million or (B) the total of the sum of (x) the employees eligible to participate in the plan and (y) those persons, not including any such employees, for whom a plan account having a balance therein is maintained, is less than 500, each of (A) and
                   (B) to be determined by Merrill Lynch is established as an active plan on Merrill Lynch's recordkeeping system (an "Active Plan"); or

         (b) the plan is one which is already investing in shares of or interests in MLAM Funds and the assets of the plan have an aggregate value of less than $5 million, as determined by Merrill Lynch as of the date the plan becomes an Active Plan.

              For purposes of applying (a) and (b), there are to be aggregated all assets of any Tax-Qualified Plan maintained by the sponsor of the Merrill Lynch Plan (or any of the sponsor's affiliates) (determined to be such by Merrill Lynch) which are being invested in shares of or interests in MLAM Funds, Alliance Mutual Funds or other mutual funds made available pursuant to an agreement between Merrill Lynch and the principal underwriter thereof (or one of its affiliates) and which are being held in a Merrill Lynch account.

         (ii) Plans for which the recordkeeper is not Merrill Lynch, but which are recordkept on a daily valuation basis by a recordkeeper with which Merrill Lynch has a subcontracting or other Alliance arrangement for the performance of recordkeeping services, if the plan is determined by Merrill Lynch to be so eligible and the assets of the plan are less than $3 million.

         Class B shares of the Fund held by any of the above-described Merrill Lynch Plans are to be replace at Merrill Lynch's direction through conversion, exchange or otherwise by Class A shares of the Fund on the earlier of the date that the value of the plan's aggregate assets first equals or exceeds $5 million or the date on which any Class B share of the Fund held by the plan would convert to a Class A share of the Fund as described under "Purchase of Shares" and "Redemption and Repurchase of Shares."

         Any Tax Qualified Plan, including any Merrill Lynch Plan, which does not purchase Class B shares of the Fund without being subject to a contingent deferred sales charge under the above criteria is eligible to purchase Class B shares subject to a contingent deferred sales charge as well as other classes of shares of the Fund as set forth above under "Purchase of Shares" and "Redemption and Repurchase of Shares."

                             PART C
                        OTHER INFORMATION

ITEM 23. Exhibits

         (a) (1) Agreement and Declaration of Trust of the Registrant - Incorporated by reference to
                   Exhibit 1 to Post-Effective Amendment No. 8 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294)
                   filed with the Securities and Exchange
                   Commission on January 30, 1998.

              (2) Certificate of Amendment of the Agreement and Declaration of Trust dated November 8, 1995 - Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 3 of the Registrant's Registration Statement on
                   Form N-1A (File Nos. 33-74230 and 811-08294)
                   filed with the Securities and Exchange
                   Commission on January 26, 1996.

              (3) Certificate of Amendment of the Agreement and Declaration of Trust dated September 30,
                   1996 - Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 6 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294) filed with the Securities and Exchange Commission on February 3, 1997.

         (b) By-Laws of the Registrant - Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 8 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294) filed with the Securities and Exchange Commission on January 30, 1998.

         (c)  Not applicable.

         (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 8 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294) filed with the Securities and Exchange Commission on January 30, 1998.

         (e) (1) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to
                   Exhibit 6(a) to Post-Effective Amendment No. 8 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294)
                   filed with the Securities and Exchange
                   Commission on January 30, 1998.

              (2) Amendment to Distribution Services Agreement between Registrant and Alliance Fund Distributors, Inc. dated June 4, 1996 - Incorporated by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 6 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294) filed with the Securities and Exchange Commission on February 3, 1997.

              (3) Form of Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 8 of the Registrant's Registration Statement on
                   Form N-1A (File Nos. 33-74230 and 811-08294)
                   filed with the Securities and Exchange
                   Commission on January 30, 1998.

              (4) Form of Selected Agent Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of Registrant - Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 8 of the Registrant's Registration Statement on
                   Form N-1A (File Nos. 33-74230 and 811-08294)
                   filed with the Securities and Exchange
                   Commission on January 30, 1998.

         (f)  Not applicable.

         (g) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294) filed with the Securities and Exchange Commission on

              January 30, 1998.

         (h) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294) filed with the Securities and Exchange Commission on January 30, 1998.

         (i) Opinion and Consent of Seward & Kissel LLP - Filed herewith.

         (j) Consent of Independent Accountants - Filed herewith.

         (k)  Not applicable.

         (l) Investment representation letter of Alliance Capital Management L.P. - Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 8 of the Registrant's Registration Statement on
              Form N-1A (File Nos. 33-74230 and 811-08294) filed
              with the Securities and Exchange Commission on January 30, 1998.

         (m)  Rule 12b-1 Plan - See Exhibit e(1) hereto.

         (n) Rule 18f-3 Plan -Incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 6 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-08294) filed with the Securities and Exchange Commission on February 3, 1997.


         (o)  Reserved.


         (p)  Not applicable.  (Money Market Fund)

              Other Exhibits: Powers of Attorney of Ruth Block, John D. Carifa, David H. Dievler, John H. Dobkin, William H. Foulk, Jr., Clifford L. Michel,
              Donald J. Robinson - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 10 of the Registrant's Registration Statement on Form

              N-1A (File Nos. 33-74230 and 811-08294) filed with
              the Securities and Exchange Commission on January
              28, 2000.

ITEM 24. Persons Controlled by or Under Common Control with
         Registrant.

              None.


ITEM 25. Indemnification.

               It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in Article VIII and Article III of Registrant's Agreement and Declaration of Trust, filed as Exhibit (a) in response to Item 23 and Section 10 of the proposed Distribution Services Agreement filed as Exhibit (e)(1), all as set forth below. The liability of the Registrant's trustees and officers is dealt with in
         Article VIII of Registrant's Agreement and Declaration of Trust, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the proposed Advisory Agreement filed as Exhibit (d) to this Registration Statement, as set forth below.

               Article VIII of Registrant's Agreement and
         Declaration of Trust reads as follows:

               "Section 8.1. Trustees, Shareholders, etc. Not Personally Liable; Notice. The Trustees and officers of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees or officers of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Portfolio, and subject to
         Section 8.4 hereof, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Portfolio, save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular Portfolio, that Portfolio) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Portfolio in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Portfolio, and all Persons dealing with the Trust or any Portfolio shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust or the Portfolio Assets of such Portfolio, as the case may be, for the payment or performance thereof.

               The Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate of undertaking made or issued by the Trustees or by any officers or officer shall give notice that this Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Portfolio in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually, or to subject the Portfolio Assets of any Portfolio to the obligations of any other Portfolio.

               SECTION 8.2. Trustees' Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. Subject to Section
         8.4 hereof, a Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Investment Adviser, Administrator, Distributor or Principal Underwriter, Custodian or

         Transfer Agent, Dividend Disbursing Agent, Shareholder Servicing Agent or Accounting Agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 5.2 hereof. The trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

               SECTION 8.3. Indemnification of Shareholders. If any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Portfolio of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

               SECTION 8.4.  Indemnification of Trustees,
         Officers, etc. Subject to the limitations set forth hereinafter in this Section 8.4, the Trust shall indemnify (from the assets of the Portfolio or Portfolios to which the conduct in question relates) each of its Trustees and officers (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person
         (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in clauses (i) and (ii) of this sentence being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or
         (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Portfolio or Portfolios to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the Covered

         Person shall have undertaken to repay the amounts so paid to such Portfolio or Portfolios if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
         (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               SECTION 8.5.  Compromise Payment.  As to any
         matter disposed of by a compromise payment by any such Covered Person referred to in Section 8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

               SECTION 8.6. Indemnification Not Exclusive, etc. The right of indemnification provided by this Article 8 shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 8, a "disinterested" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article 8 shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons [6~may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

               SECTION 8.7. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order."

               Article III of Registrant's Agreement and
         Declaration of Trust reads, in pertinent part, as follows:

               "Without limiting the foregoing and to the extent not inconsistent with the 1940 Act or other applicable law, the Trustees shall have power and authority:

               (s) Indemnification.  In addition to the mandatory
                   indemnification provided for in Article 8 hereof and to the extent permitted by law, to indemnify or enter into agreements with respect to indemnification with any Person with whom this Trust has dealings, including, without limitation, any independent contractor, to such extent as the Trustees shall determine."

               The Advisory Agreement to be between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

               The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Securities Act of 1933 (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

               The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the proposed Advisory Agreement between Registrant and Alliance Capital Management L.P. and the proposed Distribution Services Agreement between Registrant and Alliance Fund Distributors, Inc. which are filed herewith as Exhibits (a), (d) and (e)(1), respectively, in response to Item 23 and each of which are incorporated by reference herein.

               Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               In accordance with Release No. IC-11330
         (September 2, 1980), the Registrant will indemnify its trustees, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested non-party trustees"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its trustees, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
         (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or
         (3) a majority of a quorum of disinterested, non-party trustees of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Investment
         Adviser.

               The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

               The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters.

         (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

         AFD Exchange Reserves
         Alliance All-Asia Investment Fund, Inc.
         Alliance Balanced Shares, Inc.
         Alliance Bond Fund, Inc.
         Alliance Capital Reserves
         Alliance Disciplined Value Fund, Inc,
         Alliance Global Dollar Government Fund, Inc.
         Alliance Global Small Cap Fund, Inc.
         Alliance Global Strategic Income Trust, Inc.
         Alliance Government Reserves
         Alliance Greater China '97 Fund, Inc.
         Alliance Growth and Income Fund, Inc.
         Alliance Health Care Fund, Inc.
         Alliance High Yield Fund, Inc.
         Alliance Institutional Funds, Inc.
         Alliance Institutional Reserves, Inc.
         Alliance International Fund
         Alliance International Premier Growth Fund, Inc.

         Alliance Money Market Fund

         Alliance Multi-Market Strategy Trust, Inc.

         Alliance Municipal Income Fund, Inc.
         Alliance Municipal Income Fund II
         Alliance Municipal Trust
         Alliance New Europe Fund, Inc.
         Alliance North American Government Income Trust, Inc.
         Alliance Premier Growth Fund, Inc.
         Alliance Quasar Fund, Inc.
         Alliance Real Estate Investment Fund, Inc.
         Alliance Select Investor Series, Inc.
         Alliance Technology Fund, Inc.
         Alliance Utility Income Fund, Inc.
         Alliance Variable Products Series Fund, Inc.
         Alliance Worldwide Privatization Fund, Inc.
         The Alliance Fund, Inc.
         The Alliance Portfolios
         Sanford C. Bernstein Fund, Inc.

    (b)  The following are the Directors and Officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                          POSITIONS AND             POSITIONS AND
                          OFFICES WITH              OFFICES WITH
    NAME                  UNDERWRITER               REGISTRANT

Michael J. Laughlin       Director and Chairman

John D. Carifa            Director                  President,
                                                    Trustee

Robert L. Errico          Director and President

Geoffrey L. Hyde          Director and Senior
                          Vice President

Dave H. Williams          Director

David Conine              Executive Vice President

Richard A. Davies         Executive Vice President
                          and Managing Director

Richard K. Saccullo       Executive Vice President

Edmund P. Bergan, Jr.     Senior Vice President,    Secretary

                          General Counsel and
                          Secretary



Robert H. Joseph, Jr.     Senior Vice President
                          and Chief Financial Officer

Anne S. Drennan           Senior Vice President
                          and Treasurer

Benji A. Baer             Senior Vice President

John R. Bonczek           Senior Vice President


John R. Carl              Senior Vice President

James S. Comforti         Senior Vice President

Richard W. Dabney         Senior Vice President


Mark J. Dunbar            Senior Vice President

Donald N. Fritts          Senior Vice President

Andrew L. Gangolf         Senior Vice President     Assistant
                          and Assistant General     Secretary
                          Counsel

John Grambone             Senior Vice President

William B. Hanigan        Senior Vice President

Bradley F. Hanson         Senior Vice President

George H. Keith           Senior Vice President

Richard D. Keppler        Senior Vice President

Richard E. Khaleel        Senior Vice President

Stephen R. Laut           Senior Vice President

Susan L. Matteson-King    Senior Vice President

Shawn P. McClain          Senior Vice President

Daniel D. McGinley        Senior Vice President

Joanna D. Murray          Senior Vice President

Antonios G. Poleondakis   Senior Vice President

Robert E. Powers          Senior Vice President

Domenick Pugliese         Senior Vice President     Assistant
                          and Assistant General     Secretary
                          Counsel

Kevin A. Rowell           Senior Vice President

John P. Schmidt           Senior Vice President

Kurt H. Schoknecht        Senior Vice President

Henry J. Schulthesz       Senior Vice President

Raymond S. Sclafani       Senior Vice President

Gregory K. Shannahan      Senior Vice President

Scott C. Sipple           Senior Vice President

Joseph F. Sumanski        Senior Vice President

Peter J. Szabo            Senior Vice President

Michael J. Tobin          Senior Vice President

Joseph T. Tocyloski       Senior Vice President

David R. Turnbough        Senior Vice President

William C. White          Senior Vice President

Richard A. Winge          Senior Vice President

Emilie D. Wrapp           Senior Vice President
                          and Assistant General
                          Counsel

Gerard J. Friscia         Vice President and
                          Controller

Michael W. Alexander      Vice President

Ricardo Arreola           Vice President

Peter J. Barber           Vice President

Kenneth F. Barkoff        Vice President

Adam J. Barnett           Vice President

Charles M. Barrett        Vice President

Matthew F. Beaudry        Vice President

Leo Benitez               Vice President

Gregory P. Best           Vice President

Dale E. Boyd              Vice President


Robert F. Brendli         Vice President

Christopher L. Butts      Vice President

Thomas C. Callahan        Vice President


Kevin T. Cannon           Vice President

John M. Capeci            Vice President

John P. Chase             Vice President

Doris T. Ciliberti        Vice President

William W. Collins, Jr.   Vice President

Leo H. Cook               Vice President

Russell R. Corby          Vice President

Dwight P.Cornell          Vice President

Michael R. Crimmins       Vice President

John W. Cronin            Vice President



Robert J. Cruz            Vice President

Michael K. DeLuz          Vice President

Daniel J. Deckman         Vice President

Sherry V. Delaney         Vice President

Sophia Demetriades        Vice President

Richard P. Dyson          Vice President

John C. Endahl            Vice President

Adam E. Engelhardt        Vice President

John E. English           Vice President

Sohaila S. Farsheed       Vice President


Daniel J. Frank           Vice President

Alex G. Garcia            Vice President

Michael J. Germain        Vice President

Mark D. Gersten           Vice President            Treasurer and
                                                    Chief
                                                    Financial
                                                    Officer

Hyman Glasman             Vice President




Alan Halfenger            Vice President


Michael S. Hart           Vice President

Timothy A. Hill           Vice President

George R. Hrabovsky       Vice President

Scott Hutton              Vice President

Dana A. Ifft              Vice President

Theresa Iosca             Vice President

Oscar J. Isoba            Vice President

Eric G. Kalendar          Vice President

Victor Kopelakis          Vice President


Richard D. Kozlowski      Vice President

Daniel W. Krause          Vice President

Donna M. Lamback          Vice President

P. Dean Lampe             Vice President

Joseph R. Laspina         Vice President


Henry Michael Lesmeister  Vice President

Eric L. Levinson          Vice President

James M. Liptrot          Vice President

James P. Luisi            Vice President

Michael F. Mahoney        Vice President

Kathryn Austin Masters    Vice President

Thomas M. McConnell       Vice President


David L. McGuire          Vice President

Jeffrey P. Mellas         Vice President

Michael V. Miller         Vice President

Marcia L. Mohler          Vice President

Thomas F. Monnerat        Vice President

Michael F. Nash, Jr.      Vice President

Timothy H. Nasworthy      Vice President

Nicole Nolan-Koester      Vice President

Daniel A. Notto           Vice President

Peter J. O'Brien          Vice President

John C. O'Connell         Vice President

John J. O'Connor          Vice President

Daniel P. O'Donnell       Vice President


Richard J. Olszewski      Vice President

Jeffrey R. Petersen       Vice President

Catherine N. Peterson     Vice President

James J. Posch            Vice President


Bruce W. Reitz            Vice President

Karen C. Satterberg       Vice President


Robert C. Schultz         Vice President

Richard J. Sidell         Vice President

Clara Sierra              Vice President

Teris A. Sinclair         Vice President

Jeffrey C. Smith          Vice President

David A. Solon            Vice President
Martine H. Stansberry, Jr. Vice President

Eileen Stauber            Vice President

Gordon Telfer             Vice President


Benjamin H. Travers       Vice President

Andrew B. Vaughey         Vice President

Wayne W. Wagner           Vice President







Mark E. Westmoreland      Vice President

Paul C. Wharf             Vice President

Matthew Witschel          Vice President

Michael A. Wolfsmith      Vice President

Stephen P. WoodVice President
Keith A. Yoho             Vice President


Richard J. Appaluccio     Assistant Vice
                          President

Andrew Berger             Assistant Vice
                          President

Paul G. Bishop            Assistant Vice
                          President

Alan T. Brum              Assistant Vice
                          President

Mark S. Burns             Assistant Vice
                          President

Maria L. Carreras         Assistant Vice
                          President


Judith A. Chin            Assistant Vice
                          President

Jorge Ciprian             Assistant Vice
                          President

Jean A. Coomber           Assistant Vice
                          President

Dorsey Davidge            Assistant Vice
                          President

Jennifer M. DeLong        Assistant Vice
                          President


Janet B. DiBrita          Assistant Vice
                          President

Ralph A. DiMeglio         Assistant Vice
                          President


Timothy J. Donegan        Assistant Vice
                          President

Joan Eilbott              Assistant Vice
                          President


Michael J. Eustic         Assistant Vice
                          President

Michele Grossman          Assistant Vice
                          President

Arthur F. Hoyt, Jr.       Assistant Vice
                          President

David A. Hunt             Assistant Vice
                          President

Elizabeth E. Keefe        Assistant Vice
                          President

Edward W. Kelly           Assistant Vice
                          President

Jeffrey M. Kusterer       Assistant Vice
                          President

Alexandra C. Landau       Assistant Vice
                          President

Laurel E. Linder          Assistant Vice
                          President

Evamarie C. Lombardo      Assistant Vice
                          President

Scott T. Malatesta        Assistant Vice
                          President




Amanda C. McNichol        Assistant Vice
                          President

Richard F. Meier          Assistant Vice
                          President

Charles B. Nanick         Assistant Vice
                          President

Alex E. Pady              Assistant Vice
                          President

Raymond E. Parker         Assistant Vice
                          President

Wandra M.
 Perry-Hartsfield         Assistant Vice
                          President
Rizwan A. Raja            Assistant Vice
                          President

Carol H. Rappa            Assistant Vice
                          President

Brendan J. Reynolds       Assistant Vice
                          President

Patricia Ridella          Assistant Vice
                          President

James A. Rie              Assistant Vice
                          President

Lauryn A. Rivello         Assistant Vice
                          President

Jessica M. Rozman         Assistant Vice
                          President

Christina Santiago        Assistant Vice
                          President and
                          Counsel

Eileen B. Sebold          Assistant Vice
                          President

Orlando Soler             Assistant Vice
                          President

Nancy D. Testa            Assistant Vice
                          President

Sarah R. Tolkin           Assistant Vice
                          President

Marie R. Vogel            Assistant Vice
                          President

Eric D. Weedon            Assistant Vice
                          President

Jesse L. Weissberger      Assistant Vice
                          President

Nina C. Wilkinson         Assistant Vice
                          President

                          President


Mark R. Manley            Assistant Secretary

              (c)  Not applicable.

ITEM 28.      Location of Accounts and Records.

              The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094-1520 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.


ITEM 29.       Management Services.

              Not applicable.


ITEM 30.      Undertakings.

              Not applicable.

                           SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of January, 2001.


                                  AFD EXCHANGE RESERVES

                                  by /s/ John D. Carifa
                                  _________________________
                                       John D. Carifa
                                       Chairman and President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title             Date

1)  Principal
    Executive Officer

    /s/ John D. Carifa       Chairman and
                             President         January 26, 2001
        ______________
        John D. Carifa

2)  Principal Financial
    and Accounting
    Officer

    /s/ Mark D. Gersten      Treasurer and
                             Chief             January 26, 2001
        _______________      Financial Officer
        Mark D. Gersten

3.  All of the Trustees

    David H. Dievler         William H. Foulk, Jr.

    Ruth Block
    John D. Carifa           Clifford L. Michel
    John H. Dobkin           Donald J. Robinson

    by /s/ Edmund P. Bergan, Jr.               January 26, 2001
           ____________________
           (Attorney-in-fact)
           Edmund P. Bergan, Jr.

                        Index to Exhibits


(i)      Opinion and Consent of Seward & Kissel LLP
(j)      Consent of Independent Auditors














































                              C-27
00250163.AS7